UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 2.8%
Diversified Financial Services - 2.8%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,010,209
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	2,977,318
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	44,361	44,369
Bear Stearns Commercial Mtg. Securities Trust Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	1,142,952	1,142,741
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.34% due 03/11/2039(1)	3,849,259	4,025,451
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/2044(1)	4,469,291	4,590,408
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,021,933
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(1)	4,208,809	4,461,396
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	2,878,910	2,972,903
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,509,098
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(1)	2,250,000	2,257,794
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	4,801,501
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(2)	445,000	435,753
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,207,299	4,286,338

Total Asset Backed Securities
(cost $37,678,233)		38,537,212

U.S. CORPORATE BONDS & NOTES - 11.8%
Airlines - 0.2%

Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,058,971	2,364,728

Auto-Cars/Light Trucks - 0.3%

Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,109,764

Banks-Super Regional - 0.7%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,044,568
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,098,000
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	528,200
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,569,430
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,380,609

		9,620,807

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,549,705

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	680,000	691,806
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	202,428
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	1,080,000	1,139,377

		2,033,611

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	3,000,000	3,061,410

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,003,924
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,833,048
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	229,694

		4,066,666

Computers-Memory Devices - 0.2%

EMC Corp. Senior Notes 1.88% due 06/01/2018	1,000,000	994,096
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	992,805
EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	981,322

		2,968,223

Diversified Banking Institutions - 2.8%

Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,242,033
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,054,938
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,605,774
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,832,228
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,018,440
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,396,741
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	385,277
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,166,973
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,510,240
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,423,695
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,209,692
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,227,239
Morgan Stanley Senior Notes 5.45% due 01/09/2017	5,300,000	5,756,791

		37,830,061

Diversified Financial Services - 0.9%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	6,000,000	6,612,744
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	2,315,000	2,858,761
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	2,320,000	3,058,774

		12,530,279

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,365,000	1,387,221

Finance-Commercial - 0.5%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,134,533

Food-Wholesale/Distribution - 0.1%

Sysco Corp. Company Guar. Notes 3.00% due 10/02/2021	585,000	586,101
Sysco Corp. Senior Notes 3.50% due 10/02/2024	335,000	335,920

		922,021

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,158,385
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	705,000	718,482

		6,876,867

Insurance-Multi-line - 0.5%

MetLife, Inc. Senior Notes 1.90% due 12/15/2017(3)	425,000	426,297
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,545,000	1,643,865
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,124,469
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,109,572

		7,304,203

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,012,680

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,097,061

Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	927,523
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	600,000	609,579

		2,634,163

Medical Instruments - 0.0%

Medtronic, Inc. Senior Notes 3.63% due 03/15/2024	425,000	433,762

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,444,000	1,673,457

Medical-Drugs - 0.9%

Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	993,252
Eli Lilly & Co. Senior Notes 4.65% due 06/15/2044	1,390,000	1,470,425
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,828,135
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	751,905
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,758,245
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,921,713

		11,723,675

Medical-HMO - 0.1%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	389,100
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	803,897

		1,192,997

Multimedia - 0.4%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,597,886
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,827,082
Walt Disney Co. Senior Notes 4.13% due 06/01/2044	1,055,000	1,053,310

		5,478,278

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	420,000	419,788
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	252,382

		672,170

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 3.19% due 06/24/2023	2,640,000	2,658,203

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	340,000	343,728

Retail-Discount - 0.4%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,321,835

Schools - 0.9%

President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,370,925
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,423,050

		11,793,975

Special Purpose Entity - 0.3%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,714,450	3,423,044

Transport-Services - 0.7%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,598,152	3,013,856
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,478,605

		9,492,461

Total U.S. Corporate Bonds & Notes
(cost $151,012,240)		160,614,527

FOREIGN CORPORATE BONDS & NOTES - 4.7%
Banks-Commercial - 2.1%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,527,640
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	2,991,606

Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	4,000,000	3,975,036
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,471,459
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	2,200,000	2,170,538
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,576,231
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,650,971
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,541,429
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,398,370

		29,303,280

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	616,636
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	492,765

		1,109,401

Diversified Banking Institutions - 0.6%

Deutsche Bank AG Senior Notes 2.50% due 02/13/2019	2,500,000	2,513,175
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	1,490,000	1,477,067
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,220,765
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	280,000	297,263
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	3,047,839

		8,556,109

Diversified Manufacturing Operations - 0.4%

Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,177,702

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,504,027

Finance-Investment Banker/Broker - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,186,729

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,577,357

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	419,107
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,213,602
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,895,160
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,050,000	2,090,496
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	765,000	792,843
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,037,461

		10,448,669

Oil-Field Services - 0.2%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,173,143

Total Foreign Corporate Bonds & Notes
(cost $61,054,565)		64,036,417

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Electric-Distribution - 0.3%

Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	3,923,064

Sovereign - 0.2%

AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,598,810

Total Foreign Government Obligations
(cost $5,617,125)		6,521,874

MUNICIPAL BONDS & NOTES - 2.4%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,090,000	4,707,058

Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,215,016
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,754,620
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,560,134
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,755,928
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,071,180
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,143,305
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,334,253
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,948,375
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,659,354
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,236,287
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,738,816

Total Municipal Bonds & Notes
(cost $27,717,029)		33,124,326

U.S. GOVERNMENT AGENCIES - 44.7%
Federal Home Loan Mtg. Corp. - 5.2%

2.50% due October TBA	8,400,000	8,450,207
3.00% due October TBA	17,300,000	17,789,261
3.50% due October TBA	3,000,000	3,147,234
4.00% due 09/01/2026	1,760,695	1,878,915
4.00% due 12/01/2040	10,671,654	11,250,527
4.00% due October TBA	24,200,000	25,478,050
5.50% due October TBA	2,000,000	2,221,875
6.00% due 12/01/2039	320,165	360,977
7.50% due 05/01/2027	2,175	2,548

		70,579,594

Federal National Mtg. Assoc. - 32.3%

2.00% due October TBA	2,900,000	2,837,695
2.50% due October TBA	12,450,000	12,520,031
2.50% due October TBA	1,800,000	1,704,445
3.00% due 05/01/2027	1,180,013	1,219,573
3.00% due 06/01/2027	669,619	692,068
3.00% due 08/01/2027	457,980	473,332
3.50% due October TBA	5,400,000	5,676,328
4.00% due 09/01/2026	12,114,274	12,932,456
4.00% due October TBA	41,150,000	43,342,476
4.50% due 11/01/2026	1,906,083	2,051,856
4.50% due 01/01/2027	2,468,082	2,633,446
4.50% due 07/01/2036	214,240	231,278
4.50% due 06/01/2038	98,902	106,835
4.50% due 02/01/2039	2,000,000	2,159,051
4.50% due 04/01/2039	166,015	179,253
4.50% due 05/01/2039	85,174	91,971
4.50% due 06/01/2039	1,216,498	1,314,791
4.50% due 08/01/2039	15,787	17,058
4.50% due 01/01/2040	212,382	229,646
4.50% due 03/01/2040	590,564	638,419
4.50% due 04/01/2040	1,527,732	1,649,226
4.50% due 06/01/2040	6,202,794	6,705,648
4.50% due 07/01/2040	2,677,295	2,892,453
4.50% due 08/01/2040	2,375,435	2,568,396
4.50% due 09/01/2040	25,485,546	27,559,423
4.50% due 10/01/2040	4,983,793	5,386,550
4.50% due 11/01/2040	4,641,790	5,015,315
4.50% due 12/01/2040	11,065,782	11,996,077
4.50% due 01/01/2041	887,451	960,222
4.50% due 02/01/2041	1,834,339	1,983,776
4.50% due 03/01/2041	18,465,609	19,968,992
4.50% due 04/01/2041	9,701,969	10,489,113
4.50% due 05/01/2041	9,321,583	10,070,310
4.50% due 06/01/2041	2,883,659	3,114,976
4.50% due 07/01/2041	9,456,548	10,229,252
4.50% due 08/01/2041	13,405,546	14,498,725
4.50% due 09/01/2041	20,010,480	21,636,241
4.50% due 11/01/2041	6,897,095	7,466,669
4.50% due 12/01/2041	911,150	984,653
4.50% due 01/01/2042	6,881,805	7,431,716
4.50% due 02/01/2042	1,916,142	2,072,507
4.50% due 04/01/2042	265,760	287,550
4.50% due 05/01/2042	10,682,687	11,532,619
4.50% due 06/01/2042	156,196	168,692
4.50% due 08/01/2042	94,135	101,621
4.50% due 09/01/2042	472,331	510,205
4.50% due 10/01/2042	3,517,598	3,801,640
4.50% due 04/01/2043	830,122	900,716
4.50% due 06/01/2043	395,025	426,910
4.50% due 08/01/2043	859,583	929,889
4.50% due 09/01/2043	12,869,594	13,910,919
4.50% due 10/01/2043	8,226,470	8,886,064
4.50% due 11/01/2043	29,651,988	32,111,206
4.50% due 12/01/2043	3,148,090	3,400,382
4.50% due 01/01/2044	11,896,575	12,865,087
4.50% due 02/01/2044	1,610,598	1,740,977
4.50% due 03/01/2044	4,384,100	4,737,321
4.50% due 04/01/2044	12,573,659	13,615,581
4.50% due 05/01/2044	15,701,326	16,996,310
4.50% due 06/01/2044	519,667	562,639
4.50% due 08/01/2044	2,009,553	2,175,729
5.00% due October TBA	24,000,000	26,480,249
5.50% due 03/01/2038	1,994,775	2,219,572
5.50% due 06/01/2038	80,652	89,740

5.50% due 08/01/2038	94,003	104,597
5.50% due 09/01/2039	65,805	73,388
5.50% due 05/01/2040	18,473	20,632
5.50% due 06/01/2040	22,967	25,792
5.50% due October TBA	13,700,000	15,256,772
6.50% due 02/01/2038	185,131	210,815
6.50% due 10/01/2039	222,546	251,909

		440,127,771

Government National Mtg. Assoc. - 6.5%

3.00% due October TBA	6,250,000	6,289,551
4.00% due 02/15/2041	1,726,738	1,842,899
4.00% due 09/15/2041	1,429,795	1,519,527
4.00% due 10/01/2041	11,975,000	12,690,692
4.00% due 02/15/2042	183,397	195,362
4.00% due 08/15/2042	169,530	181,670
4.00% due October TBA	10,400,000	11,031,311
4.50% due 05/15/2040	1,796,619	1,953,498
4.50% due 06/15/2040	2,724,843	2,965,201
4.50% due 07/15/2040	3,952,846	4,302,348
4.50% due October TBA	9,300,000	10,086,140
4.50% due 05/15/2042	412,537	448,979
5.00% due 07/15/2033	2,478,390	2,753,239
5.00% due 10/15/2033	113,703	126,065
5.00% due 11/15/2033	16,466	18,223
5.00% due 12/15/2033	46,719	51,682
5.00% due 01/15/2034	235,899	260,776
5.00% due 02/15/2034	116,232	128,164
5.00% due 03/15/2034	10,705	11,790
5.00% due 05/15/2034	17,458	19,419
5.00% due 06/15/2035	15,669	17,332
5.00% due 09/15/2035	165,395	183,919
5.00% due 11/15/2035	74,072	81,927
5.00% due 12/15/2035	37,965	41,934
5.00% due 02/15/2036	28,839	31,830
5.00% due 03/15/2036	17,875	19,683
5.00% due 09/15/2036	7,308	8,080
5.00% due 05/15/2038	16,586	18,257
5.00% due 07/15/2038	441,145	485,572
5.00% due 08/15/2038	77,346	85,135
5.00% due 11/15/2038	209,883	231,247
5.00% due 12/15/2038	750,792	827,215
5.00% due 06/15/2039	1,024,620	1,132,557
5.00% due 08/15/2039	290,003	320,680
5.00% due 07/15/2040	209,564	230,833
5.00% due 04/15/2041	654,956	726,392
5.50% due 10/15/2032	2,965	3,296
5.50% due 11/15/2032	3,934	4,375
5.50% due 02/15/2033	152,020	169,056
5.50% due 05/15/2033	107,090	119,458
5.50% due 06/15/2033	137,750	154,125
5.50% due 07/15/2033	21,374	23,770
5.50% due 08/15/2033	18,764	20,926
5.50% due 09/15/2033	9,007	10,084
5.50% due 11/15/2033	280,352	313,196
5.50% due 01/15/2034	362,157	405,548
5.50% due 02/15/2034	89,511	100,201
5.50% due 03/15/2034	1,403,484	1,567,467
5.50% due 04/15/2034	40,295	45,279
5.50% due 05/15/2034	78,846	88,807
5.50% due 06/15/2034	31,102	34,742
5.50% due 07/15/2034	45,370	50,680
5.50% due 08/15/2034	31,446	35,000
5.50% due 09/15/2034	533,837	593,655
5.50% due 10/15/2034	376,658	422,621
5.50% due 04/15/2036	50,790	56,586
6.00% due 03/15/2028	8,793	9,923
6.00% due 06/15/2028	16,637	18,788
6.00% due 08/15/2028	54,326	62,431
6.00% due 09/15/2028	38,387	43,321
6.00% due 10/15/2028	13,523	15,261
6.00% due 11/15/2028	3,510	3,961
6.00% due 12/15/2028	82,523	93,625
6.00% due 03/15/2029	399	450
6.00% due 04/15/2029	3,277	3,719
6.00% due 01/15/2032	12,874	14,530
6.00% due 02/15/2032	277	313
6.00% due 07/15/2032	12,461	14,240
6.00% due 09/15/2032	14,952	16,875
6.00% due 10/15/2032	301,000	345,888
6.00% due 11/15/2032	27,961	31,580
6.00% due 01/15/2033	4,112	4,667
6.00% due 02/15/2033	34,146	39,062
6.00% due 03/15/2033	48,749	56,530
6.00% due 04/15/2033	52,499	59,250
6.00% due 05/15/2033	114,869	129,643
6.00% due 12/15/2033	39,984	46,366
6.00% due 08/15/2034	7,791	9,004
6.00% due 09/15/2034	112,206	128,157
6.00% due 10/15/2034	98,986	114,754
6.00% due 05/15/2036	44,833	51,897
6.00% due 06/15/2036	398,831	461,434
6.00% due 07/15/2036	5,018,692	5,806,473
6.00% due 08/15/2036	170,555	195,407
6.00% due 12/15/2036	360,390	415,742
6.00% due 02/15/2037	102,697	115,845
6.00% due 08/15/2037	129,006	145,524
6.00% due 01/15/2038	579,221	663,557
6.00% due 03/15/2038	252,203	284,431
6.00% due 07/15/2038	242,343	273,308
6.00% due 08/15/2038	650,067	733,349
6.00% due 09/15/2038	1,259,604	1,422,644
6.00% due 10/15/2038	1,568,486	1,775,361
6.00% due 11/15/2038	997,056	1,124,472
6.00% due 12/15/2038	491,967	554,813
6.00% due 01/15/2039	384,935	436,682
6.00% due 02/15/2039	257,999	291,027
6.00% due 04/15/2039	287,084	325,172
6.00% due 12/15/2039	331,565	374,008
6.00% due 03/15/2040	322,227	363,552
6.00% due 04/15/2040	141,854	160,045
6.00% due 06/15/2041	466,380	526,178
6.00% due 09/15/2041	341,736	385,159
6.50% due 05/15/2023	6,852	7,768
6.50% due 06/15/2023	6,497	7,365
6.50% due 07/15/2023	23,181	26,357
6.50% due 08/15/2023	2,394	2,714
6.50% due 10/15/2023	22,486	25,492

6.50% due 11/15/2023	27,625	31,317
6.50% due 12/15/2023	84,487	95,781
6.50% due 03/15/2026	9,372	10,625
6.50% due 02/15/2027	2,485	2,855
6.50% due 12/15/2027	2,775	3,146
6.50% due 01/15/2028	24,287	27,545
6.50% due 02/15/2028	10,920	12,380
6.50% due 03/15/2028	47,880	54,684
6.50% due 04/15/2028	22,497	25,642
6.50% due 05/15/2028	64,147	72,781
6.50% due 06/15/2028	130,110	148,031
6.50% due 07/15/2028	114,990	130,639
6.50% due 08/15/2028	58,047	66,098
6.50% due 09/15/2028	99,217	112,980
6.50% due 10/15/2028	119,781	136,294
6.50% due 11/15/2028	90,130	102,819
6.50% due 12/15/2028	98,483	112,106
6.50% due 01/15/2029	2,107	2,390
6.50% due 02/15/2029	15,852	17,978
6.50% due 03/15/2029	27,994	31,770
6.50% due 04/15/2029	18,395	20,873
6.50% due 05/15/2029	66,391	75,270
6.50% due 06/15/2029	26,169	29,707
6.50% due 03/15/2031	5,779	6,607
6.50% due 04/15/2031	1,273	1,488
6.50% due 05/15/2031	118,246	134,411
6.50% due 06/15/2031	66,204	75,288
6.50% due 07/15/2031	175,839	201,065
6.50% due 08/15/2031	32,410	36,776
6.50% due 09/15/2031	114,631	130,607
6.50% due 10/15/2031	103,710	118,800
6.50% due 11/15/2031	45,567	51,960
6.50% due 01/15/2032	216,529	247,236
6.50% due 02/15/2032	77,049	87,877
6.50% due 03/15/2032	1,863	2,113
6.50% due 04/15/2032	14,115	16,008
6.50% due 05/15/2032	186,592	211,764
7.00% due 11/15/2031	50,930	59,183
7.00% due 03/15/2032	30,712	35,745
7.00% due 01/15/2033	41,600	49,270
7.00% due 05/15/2033	112,265	132,291
7.00% due 07/15/2033	86,952	101,807
7.00% due 11/15/2033	112,796	133,788
8.00% due 10/15/2029	440	442
8.00% due 12/15/2029	6,800	7,141
8.00% due 01/15/2030	18,105	19,296
8.00% due 03/15/2030	137	138
8.00% due 04/15/2030	34,138	35,375
8.00% due 06/15/2030	1,700	1,769
8.00% due 08/15/2030	7,777	8,424
8.00% due 09/15/2030	23,867	24,821
8.00% due 11/15/2030	2,651	2,987
8.00% due 12/15/2030	4,859	5,300
8.00% due 02/15/2031	40,661	44,954
8.00% due 03/15/2031	12,432	12,665
10.00% due 04/20/2016	1,076	1,089
10.00% due 05/20/2016	1,075	1,092
10.00% due 08/20/2016	667	702
10.00% due 01/20/2017	1,798	1,846
10.00% due 02/20/2017	1,647	1,656
10.00% due 03/20/2017	2,052	2,086
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(2)	115,243	130,176
Series 2005-74, Class HB
7.50% due 09/16/2035(2)	525,819	601,443
Series 2005-74, Class HC
7.50% due 09/16/2035(2)	194,632	224,764

		88,042,076

Sovereign Agency - 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,191,545
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	7,984,348

		10,175,893

Total U.S. Government Agencies
(cost $441,564,501)		608,925,334

U.S. GOVERNMENT TREASURIES - 44.6%
United States Treasury Bonds - 4.7%
2.88% due 05/15/2043	38,680,000	36,232,291
3.38% due 05/15/2044	10,500,000	10,841,250
3.63% due 02/15/2044	14,800,000	15,993,250

		63,066,791

United States Treasury Notes - 39.9%
0.50% due 07/31/2016	6,050,000	6,050,708
0.50% due 08/31/2016	150,000,000	149,847,600
0.63% due 05/31/2017	16,000,000	15,861,248
0.63% due 08/31/2017	54,000,000	53,287,038
0.75% due 03/31/2018	2,800,000	2,742,250
1.00% due 03/31/2017	20,000,000	20,060,940
1.00% due 05/31/2018	9,800,000	9,653,764
1.25% due 11/30/2018	6,800,000	6,706,500
1.38% due 07/31/2018	18,200,000	18,126,072
1.38% due 09/30/2018	23,200,000	23,055,000
1.63% due 07/31/2019	60,000,000	59,625,000
1.75% due 05/31/2016	20,000,000	20,432,820
2.13% due 12/31/2015(4)	43,500,000	44,517,813
2.13% due 06/30/2021	39,205,200	39,033,677
2.38% due 08/15/2024	14,000,000	13,838,132
2.75% due 02/15/2024	54,225,000	55,500,155
3.13% due 04/30/2017	4,500,000	4,754,178

		543,092,895

Total U.S. Government Treasuries
(cost $601,855,485)		606,159,686

Total Long-Term Investment Securities
(cost $1,326,499,178)		1,517,919,376

REPURCHASE AGREEMENTS - 3.2%
Bank of America Securities LLC Joint Repurchase Agreement(5)	10,405,000	10,405,000
Barclays Capital PLC Joint Repurchase Agreement(5)	9,090,000	9,090,000
BNP Paribas SA Joint Repurchase Agreement(5)	8,440,000	8,440,000
Deutsche Bank AG Joint Repurchase Agreement(5)	5,580,000	5,580,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	9,740,000	9,740,000

Total Repurchase Agreements
(cost $43,255,000)		43,255,000

TOTAL INVESTMENTS
(cost $1,369,754,178)(6)	114.7%	1,561,174,376
Liabilities in excess of other assets	(14.7)	(200,071,376)

NET ASSETS —	100.0%	$1,361,103,000

FORWARD SALES CONTRACTS - (11.8)%
U.S. Government Agencies - (11.8)%
Federal National Mtg. Assoc. - (11.3)%
4.50% due October TBA	(142,713,113)	(153,954,789)

Government National Mtg. Assoc. - (0.5)%
6.00% due October TBA	(6,100,000)	(6,875,844)

Total Forward Sales Contracts
(cost $160,667,165)		$(160,830,633)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $48,896,537 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate trading of registered interest and principal of securities.
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS -	Variable Rate Security

The rates shown on VRS are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are the original maturity date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
82	Long	U.S. Treasury 10 Year Note	December 2014	$11,349,313	$11,308,313	$(41,000)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$38,537,212	$—	$38,537,212
U.S. Corporate Bonds & Notes	—	160,614,527	—	160,614,527
Foreign Corporate Bonds & Notes	—	64,036,417	—	64,036,417
Foreign Government Obligations	—	6,521,874	—	6,521,874
Municipal Bonds & Notes	—	33,124,326	—	33,124,326
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	70,579,594	—	70,579,594
Federal National Mtg. Assoc.	—	440,127,771	—	440,127,771
Government National Mtg. Assoc.	—	88,042,076	—	88,042,076
Sovereign Agency	—	10,175,893	—	10,175,893
U.S. Government Treasuries:
United States Treasury Bonds	—	63,066,791	—	63,066,791
United States Treasury Notes	—	543,092,895	—	543,092,895
Repurchase Agreements	—	43,255,000	—	43,255,000

Total	$—	$1,561,174,376	$—	$1,561,174,376

Liabilities:
Forward Sales Contracts:
U.S. Government Agencies:
Federal National Mtg. Assoc.	$—	$153,954,789	$—	$153,954,789
Government National Mtg. Assoc.	—	6,875,844	—	6,875,844
Other Financial Instruments:@
Open Futures Contracts - Depreciation	41,000	—	—	41,000

Total	$41,000	$160,830,633	$—	$160,871,633

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 62.9%
Advertising Agencies - 0.0%

Alliance Data Systems Corp.†	20	$4,966
Omnicom Group, Inc.	105	7,230

		12,196

Advertising Services - 0.2%

Aimia, Inc.	35,200	531,872

Aerospace/Defense - 1.0%

Boeing Co.	4,598	585,693
Lockheed Martin Corp.	3,081	563,145
Northrop Grumman Corp.	1,789	235,719
Raytheon Co.	5,343	542,956
Teledyne Technologies, Inc.†	2,350	220,923

		2,148,436

Aerospace/Defense-Equipment - 0.0%

Astronics Corp.†	31	1,478
Astronics Corp., Class B†	6	295
B/E Aerospace, Inc.†	61	5,120
GenCorp, Inc.†	91	1,453
HEICO Corp.	102	4,764

		13,110

Agricultural Chemicals - 0.2%

Incitec Pivot, Ltd. ADR	144,708	338,617
Monsanto Co.	134	15,076
Rentech, Inc.†	727	1,243

		354,936

Agricultural Operations - 0.0%

Andersons, Inc.	37	2,326
Tejon Ranch Co.†	43	1,206

		3,532

Airlines - 0.3%

Alaska Air Group, Inc.	7,451	324,417
Allegiant Travel Co.	20	2,473
American Airlines Group, Inc.	189	6,706
Cathay Pacific Airways, Ltd. ADR	7,368	67,270
Copa Holdings SA, Class A	1,638	175,741
Southwest Airlines Co.	199	6,720
United Continental Holdings, Inc.†	132	6,176

		589,503

Apparel Manufacturers - 0.4%

G-III Apparel Group, Ltd.†	25	2,071
Hanesbrands, Inc.	51	5,479
Michael Kors Holdings, Ltd.†	68	4,855
Oxford Industries, Inc.	21	1,281
Ralph Lauren Corp.	1,485	244,624
VF Corp.	9,639	636,463

		894,773

Appliances - 0.0%

iRobot Corp.†	50	1,523

Applications Software - 0.6%

Actuate Corp.†	7,304	28,486
Callidus Software, Inc.†	89	1,070
Citrix Systems, Inc.†	95	6,777
Dealertrack Technologies, Inc.†	58	2,518
Demandware, Inc.†	47	2,393
Imperva, Inc.†	58	1,666
Intuit, Inc.	98	8,590
Microsoft Corp.	28,860	1,337,949
PDF Solutions, Inc.†	61	769
RealPage, Inc.†	80	1,240
Red Hat, Inc.†	105	5,896
salesforce.com, inc.†	185	10,643
Tangoe, Inc.†	97	1,314
Verint Systems, Inc.†	75	4,171

		1,413,482

Athletic Footwear - 0.3%

NIKE, Inc., Class B	8,415	750,618

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	14,000	313,460
Sotheby’s	96	3,429

		316,889

Audio/Video Products - 0.0%

DTS, Inc.†	74	1,868
TiVo, Inc.†	124	1,587
Universal Electronics, Inc.†	29	1,432

		4,887

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	44	2,135

Auto-Cars/Light Trucks - 0.3%

Nissan Motor Co., Ltd. ADR	28,225	546,577
Tesla Motors, Inc.†	27	6,552

		553,129

Auto-Heavy Duty Trucks - 0.5%

New Flyer Industries, Inc.	16,213	189,353
PACCAR, Inc.	15,258	867,799

		1,057,152

Auto-Truck Trailers - 0.0%

Wabash National Corp.†	140	1,865

Auto/Truck Parts & Equipment-Original - 0.8%

American Axle & Manufacturing Holdings, Inc.†	108	1,811
Autoliv, Inc.	9,612	883,535
BorgWarner, Inc.	149	7,839
Dana Holding Corp.	117	2,243
Gentherm, Inc.†	66	2,787
Johnson Controls, Inc.	20,042	881,848
Tenneco, Inc.†	87	4,551
Tower International, Inc.†	44	1,108

		1,785,722

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	155	958
Dorman Products, Inc.†	36	1,442
Douglas Dynamics, Inc.	111	2,165

		4,565

B2B/E-Commerce - 0.0%

SPS Commerce, Inc.†	32	1,701

Banks-Commercial - 1.5%

Australia & New Zealand Banking Group, Ltd. ADR	5,217	141,198
Bank of Nova Scotia	7,494	463,504
Bank of the Ozarks, Inc.	91	2,868
Cass Information Systems, Inc.	28	1,159
City Holding Co.	1,723	72,590

City National Corp.	2,610	197,499
Community Trust Bancorp, Inc.	3,106	104,455
Cullen/Frost Bankers, Inc.	4,885	373,751
East West Bancorp, Inc.	6,315	214,710
First Financial Bancorp	4,842	76,649
First Financial Bankshares, Inc.	58	1,612
FirstMerit Corp.	12,185	214,456
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	13,506	182,736
Home BancShares, Inc.	56	1,647
M&T Bank Corp.	3,481	429,172
PacWest Bancorp	5,809	239,505
SVB Financial Group†	2,300	257,807
Umpqua Holdings Corp.	12,576	207,127
Washington Trust Bancorp, Inc.	5,182	170,954
Western Alliance Bancorp†	75	1,793

		3,355,192

Banks-Fiduciary - 0.1%

State Street Corp.	2,525	185,865

Banks-Super Regional - 1.8%

PNC Financial Services Group, Inc.	13,365	1,143,776
US Bancorp	26,101	1,091,805
Wells Fargo & Co.	32,678	1,695,008

		3,930,589

Batteries/Battery Systems - 0.0%

Energizer Holdings, Inc.	800	98,568

Beverages-Non-alcoholic - 0.5%

Coca-Cola Co.	17,575	749,750
Coca-Cola Enterprises, Inc.	129	5,722
Dr Pepper Snapple Group, Inc.	2,400	154,344
PepsiCo, Inc.	2,077	193,348

		1,103,164

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	2,418	218,152
Constellation Brands, Inc., Class A†	67	5,840

		223,992

Brewery - 0.2%

AMBEV SA ADR	63,114	413,397
Boston Beer Co., Inc., Class A†	12	2,661

		416,058

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†	2,193	82,895
Discovery Communications, Inc., Class C†	1,644	61,288
Nexstar Broadcasting Group, Inc., Class A	49	1,981

		146,164

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.	43	1,814
Nortek, Inc.†	18	1,341
Simpson Manufacturing Co., Inc.	1,979	57,688
Trex Co., Inc.†	62	2,143

		62,986

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	49	1,505
MasTec, Inc.†	90	2,756

		4,261

Building Products-Air & Heating - 0.0%

AAON, Inc.	85	1,446

Building Products-Cement - 0.0%

Headwaters, Inc.†	176	2,207
US Concrete, Inc.†	62	1,621

		3,828

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	4,868	193,746

Building Products-Wood - 0.0%

Boise Cascade Co.†	64	1,929
Masco Corp.	297	7,104

		9,033

Building-Heavy Construction - 0.0%

Granite Construction, Inc.	2,850	90,659
SBA Communications Corp., Class A†	50	5,545

		96,204

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	23	1,564
Winnebago Industries, Inc.†	62	1,350

		2,914

Building-Residential/Commercial - 0.0%

KB Home	154	2,301

Cable/Satellite TV - 0.0%

Charter Communications, Inc., Class A†	28	4,238
Comcast Corp., Class A	541	29,095
DIRECTV†	147	12,719
Time Warner Cable, Inc.	80	11,479

		57,531

Casino Hotels - 0.0%

Boyd Gaming Corp.†	149	1,514
Las Vegas Sands Corp.	118	7,341
Wynn Resorts, Ltd.	31	5,799

		14,654

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	52	1,873

Cellular Telecom - 0.1%

China Mobile, Ltd. ADR	4,075	239,406
Comverse, Inc.†	55	1,228
Vodafone Group PLC ADR	1,478	48,612

		289,246

Chemicals-Diversified - 1.1%

Akzo Nobel NV ADR	25,500	578,085
Axiall Corp.	2,625	94,001
Dow Chemical Co.	102	5,349
E.I. du Pont de Nemours & Co.	9,830	705,401
FMC Corp.	3,420	195,590
Huntsman Corp.	7,808	202,930

Innophos Holdings, Inc.	39	2,148
Israel Chemicals, Ltd. ADR	41,605	295,811
Koppers Holdings, Inc.	43	1,426
LyondellBasell Industries NV, Class A	120	13,039
PPG Industries, Inc.	1,309	257,533
Rockwood Holdings, Inc.	2,246	171,707

		2,523,020

Chemicals-Plastics - 0.0%

PolyOne Corp.	144	5,124

Chemicals-Specialty - 0.6%

Albemarle Corp.	2,664	156,910
Balchem Corp.	45	2,546
Cabot Corp.	11,149	566,035
Calgon Carbon Corp.†	101	1,957
Chemtura Corp.†	152	3,546
Eastman Chemical Co.	86	6,957
Ecolab, Inc.	82	9,416
Ferro Corp.†	127	1,840
H.B. Fuller Co.	5,172	205,328
Hawkins, Inc.	49	1,762
International Flavors & Fragrances, Inc.	2,830	271,340
OMNOVA Solutions, Inc.†	191	1,026

		1,228,663

Coal - 0.1%

Alliance Resource Partners LP	3,866	165,619

Coatings/Paint - 0.2%

RPM International, Inc.	3,403	155,789
Valspar Corp.	4,800	379,152

		534,941

Coffee - 0.0%

Keurig Green Mountain, Inc.	41	5,335

Commercial Services - 0.1%

Healthcare Services Group, Inc.	93	2,661
HMS Holdings Corp.†	137	2,582
Team, Inc.†	42	1,592
Weight Watchers International, Inc.	3,700	101,528

		108,363

Commercial Services-Finance - 0.0%

Cardtronics, Inc.†	67	2,358
Euronet Worldwide, Inc.†	77	3,680
EVERTEC, Inc.	52	1,162
Heartland Payment Systems, Inc.	57	2,720
MasterCard, Inc., Class A	222	16,410
McGraw Hill Financial, Inc.	84	7,094
Moody’s Corp.	81	7,655
Western Union Co.	360	5,774
WEX, Inc.†	54	5,957
Xoom Corp.†	63	1,383

		54,193

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	123	4,639
Autodesk, Inc.†	3,429	188,938

		193,577

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	65	1,841

Computer Services - 0.5%

Accenture PLC, Class A	162	13,174
Cognizant Technology Solutions Corp., Class A†	179	8,014
EPAM Systems, Inc.†	48	2,102
ExlService Holdings, Inc.†	66	1,611
FleetMatics Group PLC†	62	1,891
iGATE Corp.†	60	2,203
IHS, Inc., Class A†	41	5,133
Indra Sistemas SA ADR	46,000	319,700
International Business Machines Corp.	4,124	782,859
LivePerson, Inc.†	150	1,888
Manhattan Associates, Inc.†	103	3,442
Science Applications International Corp.	52	2,300
Syntel, Inc.†	17	1,495
Virtusa Corp.†	46	1,636

		1,147,448

Computer Software - 0.0%

Akamai Technologies, Inc.†	72	4,305
Blackbaud, Inc.	72	2,829
Cornerstone OnDemand, Inc.†	85	2,925
Envestnet, Inc.†	53	2,385
SS&C Technologies Holdings, Inc.†	83	3,643

		16,087

Computers - 1.2%

Apple, Inc.	27,018	2,722,063
Silicon Graphics International Corp.†	142	1,311

		2,723,374

Computers-Integrated Systems - 0.1%

Cray, Inc.†	70	1,837
MTS Systems Corp.	1,877	128,124
NetScout Systems, Inc.†	57	2,611
Silver Spring Networks, Inc.†	105	1,013
Super Micro Computer, Inc.†	59	1,736
Teradata Corp.†	2,506	105,051

		240,372

Computers-Memory Devices - 0.4%

EMC Corp.	33,574	982,375
SanDisk Corp.	52	5,094
Spansion, Inc., Class A†	86	1,960

		989,429

Computers-Periphery Equipment - 0.0%

Electronics for Imaging, Inc.†	59	2,606
Synaptics, Inc.†	54	3,953

		6,559

Consulting Services - 0.0%

Advisory Board Co.†	49	2,283
Corporate Executive Board Co.	48	2,883
Forrester Research, Inc.	36	1,327
MAXIMUS, Inc.	89	3,572

		10,065

Consumer Products-Misc. - 0.3%

Kimberly-Clark Corp.	1,219	131,128
Kimberly-Clark de Mexico SAB de CV ADR	3,299	39,096
Tumi Holdings, Inc.†	10,274	209,076
WD-40 Co.	2,584	175,609

		554,909

Containers-Paper/Plastic - 0.1%

Berry Plastics Group, Inc.†	94	2,373
Graphic Packaging Holding Co.†	401	4,984
Packaging Corp. of America	2,303	146,977

		154,334

Cosmetics & Toiletries - 0.4%

Colgate-Palmolive Co.	194	12,652
Estee Lauder Cos., Inc., Class A	76	5,679
Procter & Gamble Co.	4,446	372,308
Unilever NV	9,800	388,864

		779,503

Cruise Lines - 0.1%

Carnival Corp.	3,050	122,518

Data Processing/Management - 0.4%

CommVault Systems, Inc.†	63	3,175
Fair Isaac Corp.	10,176	560,698
Fidelity National Information Services, Inc.	7,093	399,336
Fiserv, Inc.†	102	6,593
Paychex, Inc.	137	6,055
Pegasystems, Inc.	56	1,070

		976,927

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	25	1,045

Diagnostic Equipment - 0.0%

Accelerate Diagnostics, Inc.†	48	1,031
Cepheid†	97	4,271
GenMark Diagnostics, Inc.†	100	897
Oxford Immunotec Global PLC†	88	1,344

		7,543

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	90	1,592
Quidel Corp.†	55	1,478

		3,070

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	3,700	270,618

Disposable Medical Products - 0.0%

C.R. Bard, Inc.	31	4,424

Distribution/Wholesale - 0.3%

Beacon Roofing Supply, Inc.†	76	1,936
Fastenal Co.	127	5,702
Genuine Parts Co.	5,445	477,581
MWI Veterinary Supply, Inc.†	18	2,671
Pool Corp.	3,566	192,279
Rentrak Corp.†	19	1,158
Watsco, Inc.	26	2,241

		683,568

Diversified Banking Institutions - 1.2%

BNP Paribas SA ADR	13,400	441,128
Goldman Sachs Group, Inc.	1,235	226,709
HSBC Holdings PLC ADR	10,400	529,152
JPMorgan Chase & Co.	25,634	1,544,192

		2,741,181

Diversified Manufacturing Operations - 1.3%

3M Co.	1,883	266,784
AZZ, Inc.	46	1,921
Blount International, Inc.†	127	1,922
Colfax Corp.†	63	3,589
Crane Co.	5,576	352,459
Dover Corp.	61	4,900
EnPro Industries, Inc.†	25	1,513
General Electric Co.	18,474	473,304
Harsco Corp.	85	1,820
Orkla ASA ADR	61,000	553,880
Parker-Hannifin Corp.	4,639	529,542
Raven Industries, Inc.	56	1,366
Siemens AG ADR	3,700	440,559
Vesuvius PLC(1)	34,400	251,958

		2,885,517

Diversified Minerals - 0.2%

BHP Billiton, Ltd. ADR	6,995	411,865
US Silica Holdings, Inc.	78	4,876

		416,741

Diversified Operations - 0.0%

Horizon Pharma PLC†	150	1,842

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	22	2,264

Drug Delivery Systems - 0.0%

BioDelivery Sciences International, Inc.†	117	1,999
Depomed, Inc.†	130	1,975
Nektar Therapeutics†	153	1,847

		5,821

E-Commerce/Products - 0.3%

Amazon.com, Inc.†	1,236	398,536
eBay, Inc.†	5,329	301,781
Shutterfly, Inc.†	60	2,925

		703,242

E-Commerce/Services - 0.0%

Angie’s List, Inc.†	114	726
Move, Inc.†	107	2,243
Netflix, Inc.†	16	7,219
Priceline Group, Inc.†	12	13,903
RetailMeNot, Inc.†	60	970
TripAdvisor, Inc.†	37	3,382
Trulia, Inc.†	52	2,543

		30,986

E-Marketing/Info - 0.0%

comScore, Inc.†	72	2,622
Constant Contact, Inc.†	60	1,628
Conversant, Inc.†	107	3,665
Marketo, Inc.†	54	1,744

		9,659

E-Services/Consulting - 0.0%

Sapient Corp.†	161	2,254

Electric Products-Misc. - 0.1%

AMETEK, Inc.	123	6,176
Emerson Electric Co.	3,183	199,192
Littelfuse, Inc.	952	81,091

		286,459

Electric-Generation - 0.1%

APR Energy PLC ADR	24,700	213,902

Electric-Integrated - 1.5%

ALLETE, Inc.	3,662	162,556
Alliant Energy Corp.	3,331	184,571
Duke Energy Corp.	2,121	158,587
Edison International	3,375	188,730
Great Plains Energy, Inc.	2,202	53,222
NextEra Energy, Inc.	5,453	511,928
Northeast Utilities	15,657	693,605
PNM Resources, Inc.	6,083	151,528
Wisconsin Energy Corp.	15,844	681,292
Xcel Energy, Inc.	16,798	510,659

		3,296,678

Electric-Transmission - 0.1%

ITC Holdings Corp.	3,383	120,536

Electronic Components-Misc. - 0.5%

Garmin, Ltd.	14,774	768,100
InvenSense, Inc.†	116	2,289
Methode Electronics, Inc.	57	2,102
OSI Systems, Inc.†	30	1,904
Sparton Corp.†	52	1,282
TE Connectivity, Ltd.	6,400	353,856

		1,129,533

Electronic Components-Semiconductors - 1.1%

Altera Corp.	6,286	224,913
Ambarella, Inc.†	56	2,445
Applied Micro Circuits Corp.†	156	1,092
Avago Technologies, Ltd.	2,073	180,351
Cavium, Inc.†	76	3,779
Diodes, Inc.†	56	1,339
GT Advanced Technologies, Inc.†	188	2,036
Intel Corp.	9,701	337,789
Lattice Semiconductor Corp.†	199	1,492
Microchip Technology, Inc.	33,486	1,581,544
Micron Technology, Inc.†	253	8,668
Microsemi Corp.†	102	2,592
Monolithic Power Systems, Inc.	56	2,467
Rambus, Inc.†	208	2,596
Semtech Corp.†	102	2,769
Silicon Image, Inc.†	292	1,472
Texas Instruments, Inc.	255	12,161
Xilinx, Inc.	113	4,786

		2,374,291

Electronic Connectors - 0.0%

Amphenol Corp., Class A	63	6,291

Electronic Forms - 0.3%

Adobe Systems, Inc.†	9,346	646,650

Electronic Measurement Instruments - 0.1%

Badger Meter, Inc.	33	1,665
FARO Technologies, Inc.†	30	1,522
FLIR Systems, Inc.	2,200	68,948
Measurement Specialties, Inc.†	31	2,654
Trimble Navigation, Ltd.†	5,272	160,796

		235,585

Electronic Parts Distribution - 0.3%

Arrow Electronics, Inc.†	8,100	448,335
Avnet, Inc.	4,218	175,047

		623,382

Electronic Security Devices - 0.0%

Taser International, Inc.†	98	1,513
Tyco International, Ltd.	151	6,730

		8,243

Energy-Alternate Sources - 0.0%

Clean Energy Fuels Corp.†	151	1,178
Green Plains, Inc.	52	1,944
Solazyme, Inc.†	172	1,283

		4,405

Engineering/R&D Services - 0.1%

Exponent, Inc.	25	1,772
Fluor Corp.	100	6,679
Jacobs Engineering Group, Inc.†	6,465	315,621

		324,072

Engines-Internal Combustion - 0.0%

Cummins, Inc.	60	7,919

Enterprise Software/Service - 0.5%

Advent Software, Inc.	67	2,114
American Software, Inc., Class A	223	1,967
E2open, Inc.†	48	447
Guidewire Software, Inc.†	97	4,301
Informatica Corp.†	3,662	125,387
MedAssets, Inc.†	104	2,155
MicroStrategy, Inc., Class A†	14	1,832
Omnicell, Inc.†	4,214	115,169
Oracle Corp.	15,362	588,057
Proofpoint, Inc.†	60	2,228
PROS Holdings, Inc.†	42	1,058
Qlik Technologies, Inc.†	143	3,867
SciQuest, Inc.†	78	1,173
Tyler Technologies, Inc.†	2,130	188,292
Ultimate Software Group, Inc.†	37	5,236

		1,043,283

Environmental Monitoring & Detection - 0.0%

MSA Safety, Inc.	40	1,976

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	61	3,848
Donaldson Co., Inc.	156	6,338
Pall Corp.	76	6,361
Polypore International, Inc.†	73	2,841

		19,388

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	36	1,595
Portfolio Recovery Associates, Inc.†	72	3,761

		5,356

Finance-Credit Card - 0.4%

American Express Co.	209	18,296
Blackhawk Network Holdings, Inc.†	105	3,402
Discover Financial Services	13,046	840,032
Visa, Inc., Class A	101	21,550

		883,280

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	17,732	521,144
Evercore Partners, Inc., Class A	52	2,444
Greenhill & Co., Inc.	52	2,417

		526,005

Finance-Leasing Companies - 0.0%

Fly Leasing, Ltd. ADR	3,407	43,644

Finance-Mortgage Loan/Banker - 0.7%

Ellie Mae, Inc.†	49	1,597
FNF Group	55,379	1,536,214

		1,537,811

Finance-Other Services - 0.3%

BGC Partners, Inc., Class A	317	2,355
Deutsche Boerse AG ADR	90,200	602,987
Intercontinental Exchange, Inc.	32	6,242
MarketAxess Holdings, Inc.	55	3,402
Outerwall, Inc.†	39	2,188
WageWorks, Inc.†	53	2,413

		619,587

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.†	321	2,507
Radian Group, Inc.	101	1,440

		3,947

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†	117	1,104
Sturm Ruger & Co., Inc.	29	1,412

		2,516

Food-Canned - 0.0%

TreeHouse Foods, Inc.†	32	2,576

Food-Meat Products - 0.0%

Darling Ingredients, Inc.†	2,393	43,840

Food-Misc./Diversified - 0.5%

B&G Foods, Inc.	4,356	120,008
Boulder Brands, Inc.†	125	1,704
General Mills, Inc.	5,084	256,488
Ingredion, Inc.	300	22,737
J&J Snack Foods Corp.	22	2,058
Kellogg Co.	107	6,591
Kraft Foods Group, Inc.	8,672	489,101
Lancaster Colony Corp.	18	1,535
McCormick & Co., Inc.	3,064	204,982
Senomyx, Inc.†	166	1,361

		1,106,565

Food-Retail - 0.9%

Dairy Farm International Holdings, Ltd. ADR	3,055	145,113
Fresh Market, Inc.†	62	2,166
Kroger Co.	26,358	1,370,616
Tesco PLC ADR	29,000	263,465
Whole Foods Market, Inc.	3,877	147,752

		1,929,112

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	49	2,212
United Natural Foods, Inc.†	69	4,241

		6,453

Footwear & Related Apparel - 0.0%

Crocs, Inc.†	127	1,598
Iconix Brand Group, Inc.†	37	1,367
Skechers U.S.A., Inc., Class A†	35	1,866
Steven Madden, Ltd.†	84	2,707
Wolverine World Wide, Inc.	138	3,458

		10,996

Forestry - 0.0%

Deltic Timber Corp.	24	1,496

Gambling (Non-Hotel) - 0.1%

OPAP SA ADR	26,900	177,002
Pinnacle Entertainment, Inc.†	97	2,434

		179,436

Gas-Distribution - 0.7%

ONE Gas, Inc.	4,606	157,756
Sempra Energy	12,185	1,284,055
Vectren Corp.	2,868	114,433

		1,556,244

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.	33	1,543

Health Care Cost Containment - 0.0%

ExamWorks Group, Inc.†	62	2,031

Heart Monitors - 0.0%

HeartWare International, Inc.†	25	1,941

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	5,876	202,193

Home Furnishings - 0.0%

La-Z-Boy, Inc.	75	1,484
Select Comfort Corp.†	90	1,883

		3,367

Hotels/Motels - 0.0%

Diamond Resorts International, Inc.†	62	1,411
Hyatt Hotels Corp., Class A†	111	6,718
Red Lion Hotels Corp.†	7,904	44,974

		53,103

Housewares - 0.3%

Libbey, Inc.†	59	1,549
Tupperware Brands Corp.	8,260	570,271

		571,820

Human Resources - 0.3%

Adecco SA ADR	12,300	415,371
Insperity, Inc.	44	1,203
Kforce, Inc.	78	1,527
On Assignment, Inc.†	78	2,094
Robert Half International, Inc.	3,022	148,078
Team Health Holdings, Inc.†	97	5,625
TrueBlue, Inc.†	6,359	160,628

		734,526

Industrial Automated/Robotic - 0.0%

Cognex Corp.†	119	4,792
Rockwell Automation, Inc.	58	6,373

		11,165

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,836	239,010

Instruments-Controls - 0.2%

Honeywell International, Inc.	3,778	351,807
Woodward, Inc.	98	4,667

		356,474

Instruments-Scientific - 0.4%

FEI Co.	1,561	117,731
Fluidigm Corp.†	60	1,470
Thermo Fisher Scientific, Inc.	2,671	325,061
Waters Corp.†	3,996	396,083

		840,345

Insurance Brokers - 0.3%

Aon PLC	63	5,523
Arthur J. Gallagher & Co.	3,566	161,754
eHealth, Inc.†	35	845
Willis Group Holdings PLC	12,500	517,500

		685,622

Insurance-Life/Health - 0.0%

StanCorp Financial Group, Inc.	1,050	66,339

Insurance-Multi-line - 1.7%

ACE, Ltd.	16,012	1,679,178
Allstate Corp.	8,868	544,229
MetLife, Inc.	23,447	1,259,573
XL Group PLC	7,688	255,011

		3,737,991

Insurance-Property/Casualty - 1.0%

AmTrust Financial Services, Inc.	3,810	151,714
Catlin Group, Ltd. ADR	33,900	571,147
Chubb Corp.	3,243	295,373
Employers Holdings, Inc.	63	1,213
HCC Insurance Holdings, Inc.	16,694	806,153
Markel Corp.†	442	281,178

		2,106,778

Insurance-Reinsurance - 0.5%

PartnerRe, Ltd.	2,204	242,197
Swiss Re AG ADR	8,821	704,357
Validus Holdings, Ltd.	5,372	210,260

		1,156,814

Internet Application Software - 0.0%

VirnetX Holding Corp.†	83	498

Internet Connectivity Services - 0.0%

Cogent Communications Holdings, Inc.	75	2,521

Internet Content-Entertainment - 0.0%

Facebook, Inc., Class A†	441	34,856
Shutterstock, Inc.†	26	1,856
Twitter, Inc.†	134	6,912

		43,624

Internet Content-Information/News - 0.0%

LinkedIn Corp., Class A†	195	40,519
WebMD Health Corp.†	61	2,551
XO Group, Inc.†	116	1,300

		44,370

Internet Telephone - 0.2%

BroadSoft, Inc.†	51	1,073
j2 Global, Inc.	9,707	479,138

		480,211

Investment Companies - 0.3%

Ares Capital Corp.	18,046	291,623
Hercules Technology Growth Capital, Inc.	16,856	243,738
Triangle Capital Corp.	5,045	127,740

		663,101

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.†	32	6,412
Altisource Asset Management Corp.†	2	1,350
Altisource Portfolio Solutions SA†	20	2,016
Ameriprise Financial, Inc.	1,625	200,493
BlackRock, Inc.	2,841	932,757
Cohen & Steers, Inc.	37	1,422
Financial Engines, Inc.	84	2,874
Franklin Resources, Inc.	10,276	561,172
GAMCO Investors, Inc., Class A	23	1,627
T. Rowe Price Group, Inc.	2,832	222,029
Virtus Investment Partners, Inc.	11	1,911
Westwood Holdings Group, Inc.	36	2,041
WisdomTree Investments, Inc.†	164	1,866

		1,937,970

Lasers-System/Components - 0.0%

Newport Corp.†	77	1,364

Leisure Products - 0.0%

Brunswick Corp.	128	5,394

Lighting Products & Systems - 0.0%

Universal Display Corp.†	65	2,122

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	7,593	524,942

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,687	167,063
Hyster-Yale Materials Handling, Inc.	14	1,003

		168,066

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	62	2,154

Machinery-Farming - 0.9%

AG Growth International, Inc.	12,200	485,316
AGCO Corp.	6,101	277,352
Deere & Co.	15,302	1,254,611
Lindsay Corp.	19	1,420

		2,018,699

Machinery-General Industrial - 0.2%

Altra Industrial Motion Corp.	57	1,662
Applied Industrial Technologies, Inc.	2,867	130,878
Chart Industries, Inc.†	44	2,690
DXP Enterprises, Inc.†	23	1,695
IDEX Corp.	2,778	201,044
Tennant Co.	25	1,677
Wabtec Corp.	81	6,564

		346,210

Machinery-Pumps - 0.0%

Flowserve Corp.	89	6,276
Gorman-Rupp Co.	40	1,202

		7,478

Medical Information Systems - 0.1%

Cerner Corp.†	101	6,016
Computer Programs & Systems, Inc.	3,183	182,991
Medidata Solutions, Inc.†	75	3,322
Quality Systems, Inc.	74	1,019

		193,348

Medical Instruments - 0.6%

Abaxis, Inc.	43	2,180
AtriCure, Inc.†	76	1,119
Cardiovascular Systems, Inc.†	85	2,008
DexCom, Inc.†	104	4,159
Edwards Lifesciences Corp.†	4,569	466,723
Endologix, Inc.†	127	1,346
Genomic Health, Inc.†	19	538
Intuitive Surgical, Inc.†	15	6,927
Medtronic, Inc.	10,363	641,988
Natus Medical, Inc.†	62	1,830
NuVasive, Inc.†	63	2,197
Spectranetics Corp.†	75	1,993
St. Jude Medical, Inc.	85	5,111
SurModics, Inc.†	66	1,199
Techne Corp.	1,733	162,122
Thoratec Corp.†	84	2,245
Vascular Solutions, Inc.†	74	1,828
Volcano Corp.†	97	1,032

		1,306,545

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†	48	1,347
Covance, Inc.†	2,700	212,490

		213,837

Medical Products - 1.0%

ABIOMED, Inc.†	68	1,688
Accuray, Inc.†	167	1,212
Baxter International, Inc.	147	10,550
Becton Dickinson and Co.	5,311	604,445
Cantel Medical Corp.	57	1,960
Cerus Corp.†	326	1,307
Covidien PLC	3,200	276,832
Cyberonics, Inc.†	40	2,046
Globus Medical, Inc., Class A†	88	1,731
Henry Schein, Inc.†	44	5,125
Luminex Corp.†	126	2,457
MiMedx Group, Inc.†	144	1,027
NanoString Technologies, Inc.†	90	985
NxStage Medical, Inc.†	128	1,681
Sonova Holding AG ADR	16,600	527,382
Teleflex, Inc.	6,388	670,996
Varian Medical Systems, Inc.†	2,210	177,065
West Pharmaceutical Services, Inc.	92	4,118

		2,292,607

Medical Sterilization Products - 0.1%

STERIS Corp.	2,986	161,125

Medical-Biomedical/Gene - 0.3%

Acceleron Pharma, Inc.†	27	817
Acorda Therapeutics, Inc.†	61	2,067
Aegerion Pharmaceuticals, Inc.†	43	1,435
Alexion Pharmaceuticals, Inc.†	53	8,789
Amgen, Inc.	174	24,440
ANI Pharmaceuticals, Inc.†	44	1,244
Arena Pharmaceuticals, Inc.†	291	1,219
ARIAD Pharmaceuticals, Inc.†	251	1,355
BioCryst Pharmaceuticals, Inc.†	88	861
Biogen Idec, Inc.†	57	18,856
BioMarin Pharmaceutical, Inc.†	63	4,546
Bluebird Bio, Inc.†	30	1,076
Celgene Corp.†	198	18,767
Celldex Therapeutics, Inc.†	109	1,413
Exact Sciences Corp.†	109	2,112
Exelixis, Inc.†	292	447
Gilead Sciences, Inc.†	5,763	613,471
Halozyme Therapeutics, Inc.†	134	1,219
Illumina, Inc.†	34	5,573
ImmunoGen, Inc.†	131	1,387
Inovio Pharmaceuticals, Inc.†	87	857
Insmed, Inc.†	55	718
Intrexon Corp.†	55	1,022
Isis Pharmaceuticals, Inc.†	168	6,523
Karyopharm Therapeutics, Inc.†	20	699
KYTHERA Biopharmaceuticals, Inc.†	28	917
Ligand Pharmaceuticals, Inc.†	31	1,457
MacroGenics, Inc.†	34	711
Medicines Co.†	98	2,187
Merrimack Pharmaceuticals, Inc.†	127	1,115
Momenta Pharmaceuticals, Inc.†	63	714
NewLink Genetics Corp.†	27	578
Novavax, Inc.†	285	1,189
NPS Pharmaceuticals, Inc.†	143	3,718
Omeros Corp.†	99	1,259
Organovo Holdings, Inc.†	102	650
PDL BioPharma, Inc.	214	1,599
PTC Therapeutics, Inc.†	32	1,408
Puma Biotechnology, Inc.†	32	7,634

Regeneron Pharmaceuticals, Inc.†	24	8,653
Repligen Corp.†	43	856
Sangamo BioSciences, Inc.†	93	1,003
Sequenom, Inc.†	357	1,060
Synageva BioPharma Corp.†	29	1,995
Theravance Biopharma, Inc.†	35	807
Theravance, Inc.	113	1,931
Vertex Pharmaceuticals, Inc.†	86	9,659

		772,013

Medical-Drugs - 3.9%

Abbott Laboratories	21,902	910,904
AbbVie, Inc.	17,847	1,030,843
ACADIA Pharmaceuticals, Inc.†	99	2,451
Achaogen, Inc.†	107	959
Akorn, Inc.†	93	3,373
Allergan, Inc.	3,230	575,554
Array BioPharma, Inc.†	201	718
Auxilium Pharmaceuticals, Inc.†	91	2,716
Bristol-Myers Squibb Co.	5,645	288,911
Chimerix, Inc.†	43	1,188
Clovis Oncology, Inc.†	38	1,724
Furiex Pharmaceuticals Inc. CVR†(6)	17	166
GlaxoSmithKline PLC ADR	16,982	780,663
Infinity Pharmaceuticals, Inc.†	77	1,033
Ironwood Pharmaceuticals, Inc.†	176	2,280
Johnson & Johnson	8,928	951,635
Keryx Biopharmaceuticals, Inc.†	134	1,842
Lannett Co., Inc.†	43	1,964
Merck & Co., Inc.	18,214	1,079,726
Novartis AG ADR	11,214	1,055,574
Novo Nordisk A/S ADR	5,700	271,434
Ophthotech Corp.†	22	856
OPKO Health, Inc.†	282	2,400
Orexigen Therapeutics, Inc.†	161	686
Pacira Pharmaceuticals, Inc.†	54	5,234
Pfizer, Inc.	27,490	812,879
Prestige Brands Holdings, Inc.†	89	2,881
Raptor Pharmaceutical Corp.†	92	882
Receptos, Inc.†	24	1,491
Repros Therapeutics, Inc.†	125	1,237
Roche Holding AG ADR	19,395	717,421
TESARO, Inc.†	27	727
Tetraphase Pharmaceuticals, Inc.†	124	2,474
TherapeuticsMD, Inc.†	297	1,378
Vanda Pharmaceuticals, Inc.†	55	571
VIVUS, Inc.†	202	780
Zoetis, Inc.	212	7,833

		8,525,388

Medical-Generic Drugs - 0.5%

Actavis plc†	849	204,847
Mylan, Inc.†	122	5,550
Teva Pharmaceutical Industries, Ltd. ADR	15,535	835,006

		1,045,403

Medical-HMO - 0.0%

Aetna, Inc.	75	6,075
Molina Healthcare, Inc.†	42	1,777

		7,852

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc.†	54	2,619
Universal Health Services, Inc., Class B	5,988	625,746

		628,365

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	38	1,322

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	58	3,222

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	75	5,797
McKesson Corp.	3,691	718,527

		724,324

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	18	1,212
Mueller Industries, Inc.	76	2,169
NN, Inc.	54	1,443
Precision Castparts Corp.	1,189	281,650
RBC Bearings, Inc.	30	1,701
Rexnord Corp.†	93	2,646
Sun Hydraulics Corp.	43	1,616

		292,437

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	6,319	206,315

Miscellaneous Manufacturing - 0.1%

AptarGroup, Inc.	3,600	218,520
Hillenbrand, Inc.	77	2,378
John Bean Technologies Corp.	52	1,463
TriMas Corp.†	72	1,752

		224,113

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	2,630	153,066

Multimedia - 0.6%

Twenty-First Century Fox, Inc., Class A	373	12,790
Viacom, Inc., Class B	4,258	327,610
Walt Disney Co.	10,822	963,483

		1,303,883

Networking Products - 0.1%

Anixter International, Inc.	16	1,357
Cisco Systems, Inc.	9,147	230,230
Gigamon, Inc.†	73	764
Infinera Corp.†	192	2,049
Ixia†	114	1,042
LogMeIn, Inc.†	53	2,442
Polycom, Inc.†	6,958	85,479

		323,363

Non-Ferrous Metals - 0.2%

Cameco Corp.	27,600	487,416
Globe Specialty Metals, Inc.	87	1,583

		488,999

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	9,045	352,936
Waste Connections, Inc.	5,004	242,794

		595,730

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	83	2,478
HNI Corp.	9,466	340,681
Interface, Inc.	101	1,630
Knoll, Inc.	85	1,471
Steelcase, Inc., Class A	105	1,700

		347,960

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	5,800	239,598
Parsley Energy, Inc., Class A†	82	1,749

		241,347

Oil Companies-Exploration & Production - 1.8%

Abraxas Petroleum Corp.†	434	2,291
Apache Corp.	5,195	487,655
Bonanza Creek Energy, Inc.†	49	2,788
BreitBurn Energy Partners LP	7,693	156,322
Cabot Oil & Gas Corp.	137	4,478
Carrizo Oil & Gas, Inc.†	62	3,337
Cimarex Energy Co.	2,700	341,631
Clayton Williams Energy, Inc.†	11	1,061
Concho Resources, Inc.†	41	5,141
Crescent Point Energy Corp.	16,538	596,871
Devon Energy Corp.	4,911	334,832
Diamondback Energy, Inc.†	57	4,262
Energen Corp.	2,675	193,242
EOG Resources, Inc.	129	12,774
EQT Corp.	48	4,394
Goodrich Petroleum Corp.†	79	1,171
Kodiak Oil & Gas Corp.†	413	5,604
Magnum Hunter Resources Corp.†	353	1,966
Matador Resources Co.†	64	1,654
Noble Energy, Inc.	85	5,811
Occidental Petroleum Corp.	14,854	1,428,212
Pengrowth Energy Corp.	42,136	220,848
Pioneer Natural Resources Co.	37	7,288
Range Resources Corp.	63	4,272
Rex Energy Corp.†	95	1,204
Sanchez Energy Corp.†	49	1,287
Southwestern Energy Co.†	131	4,578
Synergy Resources Corp.†	133	1,621
Vermilion Energy, Inc.	3,356	204,306
Zargon Oil & Gas, Ltd.	236	1,475

		4,042,376

Oil Companies-Integrated - 2.4%

Chevron Corp.	12,204	1,456,181
Exxon Mobil Corp.	17,487	1,644,653
Marathon Oil Corp.	12,173	457,583
Phillips 66	72	5,854
Royal Dutch Shell PLC ADR, Class B	14,359	1,136,084
Total SA ADR	8,564	551,950

		5,252,305

Oil Field Machinery & Equipment - 0.1%

Flotek Industries, Inc.†	87	2,268
FMC Technologies, Inc.†	106	5,757
Natural Gas Services Group, Inc.†	5,088	122,468
Thermon Group Holdings, Inc.†	56	1,368

		131,861

Oil Refining & Marketing - 0.9%

Calumet Specialty Products Partners LP	7,568	207,742
Cheniere Energy, Inc.†	80	6,402
HollyFrontier Corp.	13,232	577,974
Marathon Petroleum Corp.	11,033	934,164
Suburban Propane Partners LP	3,947	175,839
Western Refining, Inc.	70	2,939

		1,905,060

Oil-Field Services - 0.2%

Basic Energy Services, Inc.†	62	1,345
C&J Energy Services, Inc.†	56	1,711
CARBO Ceramics, Inc.	24	1,421
Frank’s International NV	4,500	84,150
Halliburton Co.	208	13,418
Matrix Service Co.†	55	1,327
Oceaneering International, Inc.	91	5,930
Pioneer Energy Services Corp.†	91	1,276
Schlumberger, Ltd.	2,307	234,599

		345,177

Paper & Related Products - 0.0%

Clearwater Paper Corp.†	27	1,623
KapStone Paper and Packaging Corp.†	113	3,161
P.H. Glatfelter Co.	59	1,295
Wausau Paper Corp.	122	967

		7,046

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	84	3,095
Masimo Corp.†	75	1,596

		4,691

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	181	12,784

Physical Therapy/Rehabilitation Centers - 0.0%

HealthSouth Corp.	99	3,653

Physicians Practice Management - 0.0%

IPC The Hospitalist Co., Inc.†	30	1,344

Pipelines - 0.9%

Atlas Pipeline Partners LP	9,203	335,541
Enterprise Products Partners LP	18,770	756,431
Kinder Morgan Energy Partners LP	3,018	281,519
Kinder Morgan, Inc.	16,438	630,233
Primoris Services Corp.	63	1,691
SemGroup Corp., Class A	53	4,413
Williams Cos., Inc.	182	10,074

		2,019,902

Platinum - 0.0%

Stillwater Mining Co.†	180	2,705

Pollution Control - 0.0%

Advanced Emissions Solutions, Inc.†	69	1,468

Poultry - 0.0%

Sanderson Farms, Inc.	34	2,990

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	64	1,202
Capstone Turbine Corp.†	1,090	1,166
Generac Holdings, Inc.†	89	3,608
Hubbell, Inc., Class B	1,386	167,055

		173,031

Precious Metals - 0.0%

Paramount Gold and Silver Corp.†	1,266	1,139

Printing-Commercial - 0.0%

Deluxe Corp.	53	2,924
Vistaprint NV†	55	3,013

		5,937

Private Equity - 0.3%

KKR & Co. LP	27,170	605,891

Protection/Safety - 0.0%

Landauer, Inc.	1,565	51,661

Racetracks - 0.0%

Churchill Downs, Inc.	22	2,145

Real Estate Investment Trusts - 3.3%

Agree Realty Corp.	5,094	139,474
Alexandria Real Estate Equities, Inc.	9,125	672,969
American Capital Agency Corp.	27,030	574,387
American Tower Corp.	87	8,146
Annaly Capital Management, Inc.	65,438	698,878
Apartment Investment & Management Co., Class A	246	7,828
BioMed Realty Trust, Inc.	12,259	247,632
Capstead Mortgage Corp.	19,115	233,968
Colony Financial, Inc.	7,736	173,132
CoreSite Realty Corp.	52	1,709
Crown Castle International Corp.	94	7,570
CYS Investments, Inc.	26,390	217,454
Digital Realty Trust, Inc.	23,802	1,484,769
DuPont Fabros Technology, Inc.	47	1,271
EastGroup Properties, Inc.	1,021	61,862
EPR Properties	3,761	190,607
Equity LifeStyle Properties, Inc.	175	7,413
Essex Property Trust, Inc.	1,051	187,866
Glimcher Realty Trust	278	3,764
Hatteras Financial Corp.	9,662	173,529
HCP, Inc.	5,736	227,776
Inland Real Estate Corp.	170	1,685
Medical Properties Trust, Inc.	17,446	213,888
National Health Investors, Inc.	28	1,600
Omega Healthcare Investors, Inc.	18,795	642,601
Plum Creek Timber Co., Inc.	2,826	110,242
Potlatch Corp.	57	2,292
Rayonier, Inc.	197	6,135
Ryman Hospitality Properties, Inc.	52	2,460
Sabra Health Care REIT, Inc.	3,320	80,742
Sovran Self Storage, Inc.	34	2,528
Strategic Hotels & Resorts, Inc.†	318	3,705
Sun Communities, Inc.	62	3,131
Tanger Factory Outlet Centers, Inc.	10,600	346,832
UMH Properties, Inc.	320	3,040
Universal Health Realty Income Trust	76	3,168
Ventas, Inc.	3,069	190,124
Weyerhaeuser Co.	9,175	292,315

		7,228,492

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	189	5,621
HFF, Inc., Class A	55	1,592
Jones Lang LaSalle, Inc.	36	4,548

		11,761

Real Estate Operations & Development - 0.0%

St. Joe Co.†	76	1,515

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	35	1,219
Polaris Industries, Inc.	39	5,842

		7,061

Rental Auto/Equipment - 0.2%

Aaron’s, Inc.	12,602	306,481
H&E Equipment Services, Inc.	59	2,376
Hertz Global Holdings, Inc.†	227	5,764
McGrath RentCorp	3,250	111,150

		425,771

Research & Development - 0.0%

Arrowhead Research Corp.†	82	1,211
PAREXEL International Corp.†	80	5,047

		6,258

Resort/Theme Parks - 0.0%

Vail Resorts, Inc.	52	4,512

Respiratory Products - 0.0%

ResMed, Inc.	93	4,582

Retail-Apparel/Shoe - 0.1%

ANN, Inc.†	74	3,044
Brown Shoe Co., Inc.	49	1,329
Buckle, Inc.	37	1,679
Christopher & Banks Corp.†	154	1,523
Destination Maternity Corp.	54	834
Francesca’s Holdings Corp.†	117	1,630
Gap, Inc.	124	5,170
Lululemon Athletica, Inc.†	4,300	180,643
Men’s Wearhouse, Inc.	43	2,030
Ross Stores, Inc.	83	6,273

		204,155

Retail-Appliances - 0.0%

Conn’s, Inc.†	44	1,332

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	11	5,606

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	47	3,028
Copart, Inc.†	7,538	236,052
Lithia Motors, Inc., Class A	37	2,801

		241,881

Retail-Building Products - 0.2%

Home Depot, Inc.	3,436	315,219
Lowe’s Cos., Inc.	268	14,182
Lumber Liquidators Holdings, Inc.†	39	2,238

		331,639

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	47	3,370

Retail-Discount - 0.4%

Costco Wholesale Corp.	7,649	958,573
Dollar General Corp.†	100	6,111
HSN, Inc.	46	2,823

		967,507

Retail-Drug Store - 0.2%

CVS Health Corp.	4,971	395,642
Walgreen Co.	176	10,431

		406,073

Retail-Home Furnishings - 0.0%

Pier 1 Imports, Inc.	145	1,724
Restoration Hardware Holdings, Inc.†	44	3,500

		5,224

Retail-Jewelry - 0.4%

Tiffany & Co.	8,401	809,100

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	8,572	586,068
TJX Cos., Inc.	184	10,887

		596,955

Retail-Misc./Diversified - 0.0%

Five Below, Inc.†	77	3,050
PriceSmart, Inc.	25	2,141

		5,191

Retail-Pawn Shops - 0.0%

First Cash Financial Services, Inc.†	47	2,631

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	102	5,934

Retail-Restaurants - 0.5%

Bloomin’ Brands, Inc.†	95	1,742
Bravo Brio Restaurant Group, Inc.†	110	1,427
Buffalo Wild Wings, Inc.†	25	3,357
Cheesecake Factory, Inc.	68	3,094
Chipotle Mexican Grill, Inc.†	9	5,999
Chuy’s Holdings, Inc.†	43	1,350
Cracker Barrel Old Country Store, Inc.	22	2,270
DineEquity, Inc.	18	1,469
Fiesta Restaurant Group, Inc.†	43	2,136
Jack in the Box, Inc.	48	3,273
Krispy Kreme Doughnuts, Inc.†	112	1,922
McDonald’s Corp.	4,887	463,336
Papa John’s International, Inc.	38	1,520
Popeyes Louisiana Kitchen, Inc.†	45	1,822
Red Robin Gourmet Burgers, Inc.†	25	1,422
Ruth’s Hospitality Group, Inc.	121	1,336
Sonic Corp.†	100	2,236
Starbucks Corp.	7,249	547,010
Texas Roadhouse, Inc.	93	2,589
Yum! Brands, Inc.	122	8,782

		1,058,092

Retail-Sporting Goods - 0.0%

Hibbett Sports, Inc.†	35	1,492
Zumiez, Inc.†	55	1,546

		3,038

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	46	2,042

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	66	1,401

Rubber-Tires - 0.2%

Bridgestone Corp. ADR	25,900	426,314

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†	27	1,863

Satellite Telecom - 0.1%

Inmarsat PLC ADR	28,500	318,915
Loral Space & Communications, Inc.†	23	1,652

		320,567

Savings & Loans/Thrifts - 0.2%

BofI Holding, Inc.†	19	1,382
Washington Federal, Inc.	26,870	547,073

		548,455

Schools - 0.0%

Bright Horizons Family Solutions, Inc.†	39	1,640
Capella Education Co.	22	1,377
Grand Canyon Education, Inc.†	67	2,732
K12, Inc.†	51	814
Strayer Education, Inc.†	33	1,976

		8,539

Security Services - 0.2%

LifeLock, Inc.†	125	1,786
Secom Co., Ltd. ADR	32,900	488,565

		490,351

Semiconductor Components-Integrated Circuits - 0.6%

Cypress Semiconductor Corp.	218	2,153
Exar Corp.†	114	1,020
Integrated Device Technology, Inc.†	132	2,105
Linear Technology Corp.	125	5,549
Maxim Integrated Products, Inc.	19,317	584,146
Micrel, Inc.	166	1,997
Power Integrations, Inc.	41	2,210
QUALCOMM, Inc.	3,800	284,126
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,053	445,030
TriQuint Semiconductor, Inc.†	240	4,577

		1,332,913

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	36,457	787,836
Cabot Microelectronics Corp.†	42	1,741
Entegris, Inc.†	113	1,299

KLA-Tencor Corp.	78	6,145
Lam Research Corp.	3,904	291,629

		1,088,650

Steel Pipe & Tube - 0.0%

Mueller Water Products, Inc., Class A	293	2,426

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	3,825	261,630
Schnitzer Steel Industries, Inc., Class A	6,425	154,521
Worthington Industries, Inc.	77	2,866

		419,017

SupraNational Banks - 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	19,700	604,396

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	164	2,742
Corning, Inc.	10,700	206,938
Finisar Corp.†	143	2,378

		212,058

Telecom Services - 0.4%

BCE, Inc.	14,125	603,985
Consolidated Communications Holdings, Inc.	2,311	57,891
NeuStar, Inc., Class A†	93	2,309
RigNet, Inc.†	25	1,011
Vivendi SA ADR	7,200	173,736

		838,932

Telecommunication Equipment - 0.3%

8x8, Inc.†	157	1,049
ADTRAN, Inc.	65	1,335
Harris Corp.	2,336	155,110
Kudelski SA (BR)†(1)	31,900	416,000
Plantronics, Inc.	54	2,580
Sonus Networks, Inc.†	393	1,344

		577,418

Telephone-Integrated - 0.4%

AT&T, Inc.	8,415	296,545
General Communication, Inc., Class A†	169	1,844
Shenandoah Telecommunications Co.	55	1,364
Verizon Communications, Inc.	13,056	652,669

		952,422

Television - 0.1%

CBS Corp., Class B	162	8,667
Gray Television, Inc.†	123	969
Sinclair Broadcast Group, Inc., Class A	9,036	235,749

		245,385

Theaters - 0.0%

Carmike Cinemas, Inc.†	47	1,456

Therapeutics - 0.0%

Agios Pharmaceuticals, Inc.†	22	1,350
Anika Therapeutics, Inc.†	41	1,503
Avanir Pharmaceuticals, Inc.†	396	4,720
Dyax Corp.†	186	1,882
MannKind Corp.†	332	1,962
Neurocrine Biosciences, Inc.†	101	1,583
Portola Pharmaceuticals, Inc.†	56	1,416
Sarepta Therapeutics, Inc.†	58	1,224

		15,640

Tobacco - 0.2%

Altria Group, Inc.	406	18,652
Imperial Tobacco Group PLC ADR	4,600	399,142
Lorillard, Inc.	137	8,208
Philip Morris International, Inc.	215	17,931
Vector Group, Ltd.	64	1,420

		445,353

Tools-Hand Held - 0.2%

Snap-on, Inc.	3,147	381,039

Toys - 1.0%

Hasbro, Inc.	27,834	1,530,731
Mattel, Inc.	20,221	619,773

		2,150,504

Transactional Software - 0.0%

ACI Worldwide, Inc.†	162	3,039
Bottomline Technologies de, Inc.†	64	1,766
Synchronoss Technologies, Inc.†	55	2,518

		7,323

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.	1,836	134,726
TAL International Group, Inc.	2,782	114,757

		249,483

Transport-Marine - 0.2%

Kirby Corp.†	2,600	306,410
Tidewater, Inc.	2,600	101,478

		407,888

Transport-Rail - 0.6%

Norfolk Southern Corp.	3,700	412,920
Union Pacific Corp.	7,802	845,893

		1,258,813

Transport-Services - 0.6%

Expeditors International of Washington, Inc.	15,712	637,593
Hub Group, Inc., Class A†	52	2,108
Matson, Inc.	74	1,852
TNT Express NV ADR	41,900	264,808
United Parcel Service, Inc., Class B	4,786	470,416

		1,376,777

Transport-Truck - 0.0%

ArcBest Corp.	46	1,716
Forward Air Corp.	41	1,838
Knight Transportation, Inc.	90	2,465
Saia, Inc.†	51	2,528
Swift Transportation Co.†	135	2,832

		11,379

Travel Services - 0.0%

Interval Leisure Group, Inc.	70	1,334

Veterinary Diagnostics - 0.1%

Aratana Therapeutics, Inc.†	87	873
Neogen Corp.†	57	2,252
VCA, Inc.†	3,862	151,892

		155,017

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	74	7,120

Water - 0.0%

California Water Service Group	3,650	81,906
York Water Co.	145	2,900

		84,806

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	1,414	5,006

Web Hosting/Design - 0.0%

Equinix, Inc.†	31	6,587
NIC, Inc.	104	1,791
Web.com Group, Inc.†	88	1,756

		10,134

Web Portals/ISP - 0.3%

Google, Inc., Class A†	673	396,000
Google, Inc., Class C†	636	367,201

		763,201

Wire & Cable Products - 0.0%

Belden, Inc.	56	3,585

Wireless Equipment - 0.0%

Aruba Networks, Inc.†	179	3,863
CalAmp Corp.†	61	1,075
Gogo, Inc.†	106	1,787
InterDigital, Inc.	69	2,748
RF Micro Devices, Inc.†	376	4,339
Ruckus Wireless, Inc.†	113	1,510
Ubiquiti Networks, Inc.	48	1,801
ViaSat, Inc.†	58	3,197

		20,320

Total Common Stocks (cost $101,936,141)		139,167,597

EXCHANGE-TRADED FUNDS - 3.6%

iShares MSCI Emerging Markets ETF	179,200	7,447,552
Vanguard Global ex-U.S. Real Estate ETF	9,750	530,887

Total Exchange-Traded Funds (cost $7,459,651)		7,978,439

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.6%
Banks-Super Regional - 0.2%

PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)	$250,000	276,250
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)	250,000	273,575

		549,825

Diversified Banking Institutions - 0.4%

Bank of America Corp. FRS Series M 8.13% due 05/15/2018(2)	500,000	541,250
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	250,000	270,625

		811,875

Total Preferred Securities/Capital Securities (cost $1,241,436)		1,361,700

ASSET BACKED SECURITIES - 3.8%
Diversified Financial Services - 3.8%

ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.49% due 05/25/2035	210,410	207,400
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(3)	200,000	195,429
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(3)	176,500	173,757
Ally Master Owner Trust FRS Series 2014-1, Class A1 0.62% due 01/15/2019	250,000	250,812
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	51,486	51,563
AmeriCredit Automobile Receivables Trust Series 2014-2, Class A2A 0.54% due 10/10/2017	200,000	200,020
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A2 0.68% due 10/11/2016	69,437	69,467
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.96% due 09/11/2042(4)	300,000	324,156
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.51% due 10/25/2035*(5)	16,091	16,089
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.44% due 02/25/2036*(5)	400,000	361,901
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.61% due 07/25/2036*(5)	119,451	120,292
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(5)	211,753	217,233

Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(5)	4,902	4,985
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	143,260	143,528
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.11% due 05/25/2034(5)	16,304	15,914
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(5)	183,440	177,048
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(4)	300,000	334,511
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.60% due 12/26/2037*(5)	205,688	205,287
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(5)	118,156	121,678
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C16, Class B 5.11% due 12/15/2046(4)	200,000	215,768
JPMorgan Chase Commercial Mtg. Securities Trust Series 2007-CB18, Class A4 5.44% due 06/12/2047(4)	328,745	354,112
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(4)	300,000	317,294
MASTR Alternative Loan Trust Series 2005-1, Class 2A1 6.00% due 02/25/2035(5)	110,519	121,821
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.53% due 07/26/2035*(5)	300,000	282,397
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 2.61% due 07/26/2035*(5)	200,000	202,540
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.63% due 07/25/2035	163,507	162,557
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	110,000	109,998
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(5)	68,974	70,048
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	53,733	54,614
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(5)	225,901	210,570
Sequoia Mtg. Trust VRS Series 2013-12, Class A1 4.00% due 12/25/2043*(5)	161,553	167,018
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.78% due 12/16/2030	216,052	213,199
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 0.75% due 08/15/2022*	73,217	73,344
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.58% due 11/25/2035	57,526	56,751
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	250,000	251,765
Springleaf Mtg. Loan Trust VRS Series 2012-2A, Class A 2.22% due 10/25/2057*(5)	101,662	103,148
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(5)	100,000	97,922
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(5)	200,000	201,450
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.68% due 03/25/2034(5)	82,403	85,503
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(4)	200,000	197,394
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.90% due 05/15/2043(4)	300,000	319,187
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.57% due 10/25/2034	15,785	15,310
WF-RBS Commercial Mortgage Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(4)	300,000	297,188
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(4)	415,000	449,041
WF-RBS Commercial Mortgage Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(4)	300,000	310,574
WF-RBS Commercial Mortgage Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(4)	300,000	301,226

Total Asset Backed Securities (cost $8,266,330)		8,432,809

CONVERTIBLE BONDS & NOTES - 0.4%
Auto/Truck Parts & Equipment-Original - 0.3%

Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026(3)	500,000	722,813

Pharmacy Services - 0.1%

Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	72,000	74,295
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	90,000	98,775

		173,070

Total Convertible Bonds & Notes (cost $648,673)		895,883

U.S. CORPORATE BONDS & NOTES - 13.4%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	237,152

Alternative Waste Technology - 0.2%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	521,250

Auto-Cars/Light Trucks - 0.4%

American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	266,352
General Motors Co. Senior Notes 4.88% due 10/02/2023	500,000	528,750

		795,102

Banks-Commercial - 0.1%

KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	260,015

Banks-Super Regional - 0.5%

JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	279,514
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	249,041
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	247,056
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	282,055

		1,057,666

Beverages-Non-alcoholic - 0.3%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	750,000	735,000

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	236,236

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	630,752

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	260,625

Casino Services - 0.1%

Peninsula Gaming LLC/Peninsula Gaming Corp. Company Guar. Notes 8.38% due 02/15/2018*	250,000	260,938

Chemicals-Diversified - 0.1%

Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	240,000

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	249,397

Computers - 0.1%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	236,393

Containers-Paper/Plastic - 0.1%

Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	243,438

Diversified Banking Institutions - 0.9%

Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	263,195
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	250,000	283,062
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	554,301
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	248,332
Morgan Stanley FRS Senior Notes 1.08% due 01/24/2019	250,000	252,855

Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	300,616

		1,902,361

Diversified Financial Services - 0.5%

General Electric Capital Corp. FRS Senior Notes 0.74% due 01/14/2019	250,000	251,690
General Electric Capital Corp. FRS Senior Notes 1.23% due 03/15/2023	250,000	251,008
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	563,522

		1,066,220

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	250,465	285,405

Electric-Integrated - 0.8%

NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	303,101
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	584,739
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	473,567
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	298,228

		1,659,635

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	631,139

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	249,213

Finance-Auto Loans - 0.4%

Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	523,685
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	287,456

		811,141

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	255,625

Finance-Investment Banker/Broker - 0.4%

Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	257,238
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	272,291
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	308,902

		838,431

Food-Misc./Diversified - 0.1%

Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	255,791

Gambling (Non-Hotel) - 0.2%
Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	497,500

Independent Power Producers - 0.4%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	520,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	275,000

		795,000

Insurance-Life/Health - 0.1%

Prudential Covered Trust 2012-1 Sec. Notes 3.00% due 09/30/2015*	225,000	229,678

Insurance-Property/Casualty - 0.3%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	556,252

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. FRS Company Guar. Notes 0.57% due 09/30/2019*	500,000	499,502
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	500,000	485,000

		984,502

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	262,885
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	272,877

		535,762

Medical-Drugs - 0.2%

AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	250,000	250,941
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	239,031

		489,972

Medical-Hospitals - 0.2%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	511,250

Non-Hazardous Waste Disposal - 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	283,267

Oil & Gas Drilling - 0.4%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	541,701
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	259,717

		801,418

Oil Companies-Exploration & Production - 0.7%

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	250,000	245,000
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	500,000	517,500
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	264,375
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	516,875

		1,543,750

Oil Companies-Integrated - 0.2%

Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	259,751
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	265,408

		525,159

Oil Refining & Marketing - 0.1%

Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	251,250

Oil-Field Services - 0.2%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	486,250

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	500,000	510,000
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	405,000	419,681

		929,681

Pipelines - 0.4%

El Paso Natural Gas Co. LLC Senior Notes 7.50% due 11/15/2026	500,000	633,089
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	254,921

		888,010

Real Estate Investment Trusts - 1.3%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	262,446
BioMed Realty LP Company Guar. Notes 2.63% due 05/01/2019	125,000	124,182
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	286,529
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	267,804
HCP, Inc. Senior Notes 6.00% due 03/01/2015	250,000	255,565
Health Care REIT, Inc. Senior Notes 5.88% due 05/15/2015	250,000	258,126
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	278,368
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	253,356
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	263,150
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	268,118
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	243,114

		2,760,758

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	270,729

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 1/15/2013†(6)(7)	125,000	13

Special Purpose Entity - 0.1%

Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(3)	250,000	267,590

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	269,519

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	264,512

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	573,194

Telephone-Integrated - 0.2%

Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	250,000	263,409
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	223,661

		487,070

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	253,533
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	262,849

		516,382

Total U.S. Corporate Bonds & Notes (cost $28,443,741)		29,637,393

FOREIGN CORPORATE BONDS & NOTES - 2.2%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.79% due 05/15/2018	250,000	251,708
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	263,030

		514,738

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	560,000
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	500,000	532,500

		1,092,500

Diversified Minerals - 0.4%

Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*(3)	250,000	254,171
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	532,083

		786,254

Electric-Integrated - 0.2%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	250,363
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	226,898

		477,261

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	550,698

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	260,278

Pipelines - 0.1%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	178,800	190,276

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 6.00% due 03/01/2021(3)	500,000	525,625

Transport-Marine - 0.2%

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	475,000

Total Foreign Corporate Bonds & Notes (cost $4,668,273)		4,872,630

U.S. GOVERNMENT AGENCIES - 9.8%
Federal Home Loan Mtg. Corp. - 2.7%

2.00% due 06/01/2028	88,135	86,339
2.50% due 02/01/2028	244,829	247,319
3.00% due 01/01/2027	257,342	265,173
3.00% due 10/01/2042	313,805	312,302
3.00% due 05/01/2043	184,863	183,461
3.50% due 02/01/2042	285,747	292,010
3.50% due 07/01/2042	171,626	175,565
3.50% due 09/01/2042	119,471	122,090
3.50% due 10/01/2042	181,888	186,287
3.50% due 08/01/2043	282,686	289,701
4.00% due 08/01/2026	115,533	123,306
4.00% due 12/01/2040	381,189	402,351
4.50% due 07/01/2039	598,170	650,840
4.50% due 11/01/2043	185,337	203,031
5.00% due 04/01/2035	116,211	128,512
5.00% due 01/01/2040	170,091	187,707
5.50% due 11/01/2017	20,913	22,167
5.50% due 01/01/2018	20,046	21,249
5.50% due 11/01/2018	78,302	83,276
5.50% due 05/01/2031	48,909	54,654
5.50% due 01/01/2036	88,365	99,112
6.00% due 04/01/2017	14,226	14,900
6.00% due 05/01/2017	23,655	24,768
6.00% due 05/01/2031	21,979	25,088
6.00% due 09/01/2032	13,529	15,243
6.50% due 01/01/2032	104,653	122,562
7.00% due 02/01/2015	318	320
7.00% due 03/01/2015	570	572
7.00% due 06/01/2015	394	395
7.00% due 03/01/2016	6,360	6,431
7.00% due 01/01/2032	13,136	14,905
7.50% due 12/01/2030	29,082	31,891
7.50% due 01/01/2031	48,862	56,764
7.50% due 02/01/2031	3,892	4,369
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(5)	177,718	173,191
Series 4033, Class ED
2.50% due 10/15/2036(5)	327,146	328,979
Series 4206, Class NY
3.00% due 05/15/2033(5)	300,000	285,097
Series 4343, Class DI
3.50% due 08/15/2040(5)(8)	583,582	97,569
Series 4121, Class UI
3.50% due 10/15/2042(5)(8)	714,464	159,863
Series 3924, Class LB
4.00% due 05/15/2039(5)	200,000	206,135
Series 4135, Class DI
4.00% due 11/15/2042(5)(8)	444,862	89,772
Series 3844, Class QE
4.50% due 12/15/2040(5)	74,478	79,756

		5,875,022

Federal National Mtg. Assoc. - 4.2%

1.88% due 02/19/2019	200,000	200,578
2.00% due 10/01/2027	322,382	315,832
2.50% due 05/01/2027	284,740	288,061
2.50% due 06/01/2027	457,356	462,696
3.00% due 04/01/2027	76,239	78,794
3.00% due 09/01/2034	99,395	100,590
3.00% due 10/01/2042	174,150	172,735
3.00% due 12/01/2042	178,113	176,502
3.00% due 02/01/2043	426,624	423,122
3.00% due 04/01/2043	232,471	230,011
3.50% due 08/01/2033	273,448	285,177
3.50% due 03/01/2042	240,305	246,061
3.50% due 07/01/2042	134,701	137,985
3.50% due 09/01/2042	192,558	197,611
3.50% due 11/01/2042	267,468	274,487
4.00% due 09/01/2040	280,229	296,453
4.00% due 12/01/2040	213,820	226,726
4.00% due 01/01/2041	290,575	306,637
4.00% due 02/01/2041	160,991	169,890
4.00% due 11/01/2041	191,623	202,216
4.00% due 08/01/2043	468,619	497,683
4.00% due 10/01/2043	94,826	100,565
4.00% due 04/01/2044	97,666	103,731
4.50% due 01/01/2041	255,401	279,854
4.50% due 05/01/2041	120,033	129,927
4.50% due 09/01/2041	128,129	138,642
4.50% due 09/01/2043	560,690	614,474
4.50% due 10/01/2043	175,579	191,588
5.00% due 05/01/2033	87,733	98,470
5.00% due 02/01/2040	253,852	284,905
5.00% due 05/01/2040	131,841	146,370
5.00% due 07/01/2040	240,200	269,534
5.00% due 07/01/2041	426,159	476,880
6.00% due 08/01/2018	4,746	5,358
6.00% due 05/01/2031	11,518	13,162
6.00% due 08/01/2031	103,780	118,488
6.00% due 04/01/2032	28,573	32,678
6.50% due 06/01/2019	8,989	10,176
6.50% due 09/01/2024	25,952	29,376
6.50% due 09/01/2025	4,817	5,453
6.50% due 11/01/2025	8,469	9,587
6.50% due 05/01/2026	12,669	14,341
6.50% due 11/01/2027	775	878
6.50% due 01/01/2032	3,573	4,045
6.50% due 04/01/2032	38,973	44,115
6.50% due 12/01/2032	28,983	32,954
7.00% due 05/01/2015	71	71
7.00% due 12/01/2015	174	175
7.00% due 04/01/2016	3,100	3,134
7.00% due 05/01/2029	7,891	8,720
7.00% due 09/01/2029	7,222	7,541
7.00% due 12/01/2029	1,151	1,162
7.00% due 01/01/2031	4,046	4,572
7.50% due 11/01/2030	17,733	19,867
7.50% due 01/01/2031	76,945	81,267
7.50% due 02/01/2031	19,514	21,207
7.50% due 03/01/2031	15,094	16,498
8.00% due 01/01/2016	14,462	14,758
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(5)	86,844	82,576
Series 2013-2, Class BI
2.50% due 02/25/2028(5)(8)	810,909	85,128

Series 2012-16, Class GC
2.50% due 11/25/2041(5)	154,569	153,274
Series 2012-141, Class PB
2.50% due 12/25/2042(5)	200,000	178,573
Series 2012-149, Class IC
3.50% due 01/25/2028(5)(8)	674,249	100,172
Series 2012-125, Class IG
3.50% due 11/25/2042(5)(8)	627,485	125,752
Series 2002-16, Class TM
7.00% due 04/25/2032(5)	152,673	174,445

		9,524,290

Government National Mtg. Assoc. - 2.8%

3.00% due 11/15/2042	316,475	319,730
3.00% due 02/15/2043	279,140	282,705
3.50% due 05/20/2027	91,402	96,542
3.50% due 11/15/2041	203,838	211,047
3.50% due 09/15/2042	239,150	248,097
3.50% due 01/15/2044	154,947	161,514
4.00% due 08/15/2041	151,486	162,308
4.50% due 05/15/2039	88,301	95,889
4.50% due 10/15/2039	177,530	194,810
5.00% due 02/15/2040	135,594	149,873
5.50% due 07/20/2033	166,182	188,738
6.00% due 05/20/2032	42,238	48,659
6.00% due 07/20/2033	106,634	122,820
6.50% due 12/15/2023	24,313	27,563
6.50% due 03/20/2027	1,556	1,756
6.50% due 04/20/2027	10,042	11,331
7.00% due 12/15/2022	3,921	3,975
7.00% due 05/15/2023	2,047	2,064
7.00% due 06/15/2023	1,802	1,844
7.00% due 12/15/2023	4,753	5,409
7.00% due 04/15/2028	11,674	12,198
7.50% due 08/15/2030	14,285	14,732
7.50% due 09/15/2030	4,595	4,901
7.50% due 11/15/2030	19,119	20,788
7.50% due 01/15/2031	12,739	14,655
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.75% due 05/16/2053(4)(8)	1,245,417	84,083
Series 2013-57, Class IO VRS
0.79% due 06/16/2054(4)(8)	2,904,525	153,963
Series 2013-74, Class IO VRS
0.80% due 12/16/2053(4)(8)	2,167,873	139,949
Series 2012-125, Class IO VRS
0.86% due 02/16/2053(4)(8)	1,936,841	137,622
Series 2012-139, Class IO VRS
0.87% due 02/16/2053(4)(8)	2,419,297	170,423
Series 2014-1, Class IO VRS
0.88% due 09/16/2055(4)(8)	3,956,125	235,844
Series 2012-44, Class IO VRS
0.91% due 03/16/2049(4)(8)	1,898,513	112,100
Series 2013-80, Class IO VRS
0.92% due 03/16/2052(4)(8)	3,418,480	276,070
Series 2012-131, Class IO VRS
0.92% due 02/16/2053(4)(8)	1,924,407	154,183
Series 2013-101, Class IO VRS
0.92% due 10/16/2054(4)(8)	2,927,833	169,852
Series 2013-68, Class IO VRS
0.96% due 02/16/2046(4)(8)	1,360,229	94,589
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(4)(8)	1,925,443	139,543
Series 2014-101, Class IO VRS
0.99% due 04/16/2056(4)(8)	1,297,360	105,525
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(4)(8)	2,245,213	151,282
Series 2011-126, Class IO VRS
1.36% due 04/16/2053(4)(8)	3,267,769	200,380
Series 2012-19, Class IO VRS
1.42% due 08/16/2052(4)(8)	1,272,857	79,004
Series 2013-55, Class AB
1.58% due 12/16/2042(4)	95,357	93,558
Series 2014-92, Class AB
1.78% due 06/16/2040(4)(6)	95,257	95,019
Series 2014-13, Class A
2.60% due 09/16/2042(4)	296,217	307,256
Series 2014-13, Class VA VRS
3.00% due 01/16/2054(4)	173,882	187,881
Series 2011-27, Class CB VRS
3.48% due 07/16/2045(4)	250,000	257,136
Series 2012-3, Class LA
3.50% due 03/20/2038(5)	307,701	322,259
Series 2011-128, Class BI
4.00% due 09/16/2026(5)(8)	870,419	113,517
Series 2010-165, Class IP
4.00% due 04/20/2038(5)(8)	614,819	77,848
Series 2002-70, Class PA
4.50% due 08/20/2032(5)	11,353	11,792

		6,274,626

Total U.S. Government Agencies (cost $21,501,228)		21,673,938

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.2%

6.25% due 08/15/2023	300,000	392,625

United States Treasury Notes - 0.5%

1.63% due 07/31/2019	250,000	248,437
2.75% due 02/15/2024	250,000	255,879
3.13% due 05/15/2021	700,000	741,782

		1,246,098

Total U.S. Government Treasuries (cost $1,596,428)		1,638,723

LOANS(9)(10) - 0.2%
Oil & Gas Drilling - 0.2%

Drillships Ocean Ventures, Inc. BTL-B 5.50% due 07/25/2021 (cost $495,103)	500,000	481,250

Total Long-Term Investment Securities (cost $176,257,004)		216,140,362

REPURCHASE AGREEMENT - 2.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $4,718,000 and collateralized by $3,405,000 of United States Treasury Notes, bearing interest at 8.00% due 11/15/2021 and having an approximate value of $4,814,885 (cost $4,718,000)	4,718,000	4,718,000

TOTAL INVESTMENTS (cost $180,975,004)(11)	99.7%	220,858,362
Other assets less liabilities	0.3	584,102

NET ASSETS —	100.0%	$221,442,464

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $10,483,958 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of September 30, 2014.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1
(7)	Illiquid security. At September 30, 2014, the aggregate value of these securities was $13 representing 0.0% of net assets.
(8)	Interest Only
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

BR - Bearer Shares

BTL - Bank Term Loan

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Manufacturing Operations	$2,633,559	$251,958	$—	$2,885,517
Medical-Drugs	8,525,222	—	166	8,525,388
Telecommunication Equipment	161,418	416,000	—	577,418
Other Industries*	127,179,274	—	—	127,179,274
Exchange-Traded Funds	7,978,439	—	—	7,978,439
Preferred Securities/Capital Securities	—	1,361,700	—	1,361,700
Asset Backed Securities	—	8,432,809	—	8,432,809
Convertible Bonds & Notes	—	895,883	—	895,883
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	29,637,380	—	29,637,380
Foreign Corporate Bonds & Notes	—	4,872,630	—	4,872,630
U.S. Government Agencies:
Government National Mtg. Assoc.	—	6,179,607	95,019	6,274,626
Other U.S. Government Agencies*	—	15,399,312	—	15,399,312
U.S. Government Treasuries	—	1,638,723	—	1,638,723
Loans	—	481,250	—	481,250
Repurchase Agreement	—	4,718,000	—	4,718,000

Total	$146,477,912	$74,285,252	$95,198	$220,858,362

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Note to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Aerospace/Defense - 0.7%

TransDigm Group, Inc.	5,435	$1,001,834

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	22,845	2,412,432

Apparel Manufacturers - 1.0%

Ralph Lauren Corp.	9,515	1,567,406

Applications Software - 4.3%

Intuit, Inc.	21,140	1,852,921
Microsoft Corp.	76,245	3,534,718
salesforce.com, Inc.†	20,360	1,171,311

		6,558,950

Banks-Commercial - 0.4%

Zions Bancorporation	19,555	568,268

Banks-Super Regional - 3.4%

PNC Financial Services Group, Inc.	23,890	2,044,506
Wells Fargo & Co.	59,425	3,082,375

		5,126,881

Beverages-Non-alcoholic - 1.6%

Monster Beverage Corp.†	26,115	2,393,962

Cable/Satellite TV - 1.0%

DIRECTV†	17,600	1,522,752

Chemicals-Diversified - 1.2%

Dow Chemical Co.	35,095	1,840,382

Coatings/Paint - 1.1%

Sherwin-Williams Co.	7,215	1,580,013

Commercial Services-Finance - 3.3%

Automatic Data Processing, Inc.	24,320	2,020,506
Equifax, Inc.	19,360	1,446,966
MasterCard, Inc., Class A	19,560	1,445,875

		4,913,347

Computer Services - 1.7%

Accenture PLC, Class A	18,190	1,479,211
Cognizant Technology Solutions Corp., Class A†	24,430	1,093,731

		2,572,942

Computer Software - 0.8%

Akamai Technologies, Inc.†	21,100	1,261,780

Computers - 3.8%

Apple, Inc.	57,050	5,747,788

Computers-Integrated Systems - 0.7%

Jack Henry & Associates, Inc.	19,045	1,060,045

Consulting Services - 1.3%

Genpact, Ltd.†	61,060	996,499
Verisk Analytics, Inc., Class A†	15,680	954,755

		1,951,254

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	30,620	1,363,202

Cosmetics & Toiletries - 2.2%

Coty, Inc., Class A	78,080	1,292,224
Estee Lauder Cos., Inc., Class A	27,320	2,041,350

		3,333,574

Diversified Banking Institutions - 3.5%

Citigroup, Inc.	37,585	1,947,655
JPMorgan Chase & Co.	56,075	3,377,958

		5,325,613

Diversified Manufacturing Operations - 2.5%

Dover Corp.	15,040	1,208,163
Eaton Corp. PLC	16,330	1,034,832
Illinois Tool Works, Inc.	18,525	1,563,881

		3,806,876

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	5,625	1,813,725

E-Commerce/Services - 1.4%

Priceline Group, Inc.†	1,800	2,085,444

Electric Products-Misc. - 0.7%

AMETEK, Inc.	21,185	1,063,699

Electric-Integrated - 1.8%

American Electric Power Co., Inc.	24,755	1,292,459
NextEra Energy, Inc.	10,980	1,030,802
Pinnacle West Capital Corp.	7,880	430,563

		2,753,824

Electronic Components-Semiconductors - 1.3%

Intel Corp.	57,040	1,986,133

Entertainment Software - 0.8%

Activision Blizzard, Inc.	55,380	1,151,350

Food-Misc./Diversified - 1.3%

Mondelez International, Inc., Class A	58,930	2,019,237

Insurance Brokers - 1.2%

Aon PLC	20,220	1,772,687

Insurance-Life/Health - 1.0%

Prudential Financial, Inc.	17,335	1,524,440

Insurance-Multi-line - 1.7%

ACE, Ltd.	11,230	1,177,690
Hartford Financial Services Group, Inc.	24,080	896,980
MetLife, Inc.	10,115	543,378

		2,618,048

Investment Management/Advisor Services - 2.0%

Ameriprise Financial, Inc.	15,200	1,875,376
BlackRock, Inc.	3,420	1,122,854

		2,998,230

Medical Information Systems - 0.8%

Cerner Corp.†	19,430	1,157,445

Medical Products - 0.8%

Zimmer Holdings, Inc.	11,415	1,147,778

Medical-Biomedical/Gene - 3.7%

Gilead Sciences, Inc.†	26,580	2,829,441
Regeneron Pharmaceuticals, Inc.†	3,560	1,283,451
Vertex Pharmaceuticals, Inc.†	13,480	1,513,939

		5,626,831

Medical-Drugs - 5.6%

Bristol-Myers Squibb Co.	47,310	2,421,326
Eli Lilly & Co.	25,730	1,668,590
Merck & Co., Inc.	53,130	3,149,546
Salix Pharmaceuticals, Ltd.†	7,590	1,185,862

		8,425,324

Medical-Generic Drugs - 1.2%

Actavis PLC†	7,500	1,809,600

Medical-HMO - 2.1%

Aetna, Inc.	14,610	1,183,410
UnitedHealth Group, Inc.	22,385	1,930,706

		3,114,116

Medical-Wholesale Drug Distribution - 1.3%

McKesson Corp.	10,325	2,009,968

Multimedia - 1.8%

Time Warner, Inc.	21,330	1,604,229
Viacom, Inc., Class B	15,017	1,155,408

		2,759,637

Networking Products - 0.8%

Cisco Systems, Inc.	47,300	1,190,541

Oil Companies-Exploration & Production - 2.5%

Anadarko Petroleum Corp.	17,195	1,744,261
Chesapeake Energy Corp.	32,455	746,140
EOG Resources, Inc.	13,350	1,321,917

		3,812,318

Oil Companies-Integrated - 3.7%

Chevron Corp.	20,830	2,485,436
Exxon Mobil Corp.	21,330	2,006,087
Phillips 66	13,140	1,068,413

		5,559,936

Oil-Field Services - 1.5%

Baker Hughes, Inc.	8,220	534,793
Halliburton Co.	27,550	1,777,251

		2,312,044

Physicians Practice Management - 0.6%

Envision Healthcare Holdings, Inc.†	25,690	890,929

Publishing-Periodicals - 0.7%

Nielsen NV	24,080	1,067,466

Real Estate Investment Trusts - 0.6%

American Capital Agency Corp.	41,080	872,950

Rental Auto/Equipment - 0.6%

Hertz Global Holdings, Inc.†	33,595	852,977

Retail-Apparel/Shoe - 2.3%

PVH Corp.	15,422	1,868,375
Ross Stores, Inc.	21,320	1,611,366

		3,479,741

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	42,970	2,273,972

Retail-Discount - 2.5%

Costco Wholesale Corp.	16,025	2,008,253
Dollar Tree, Inc.†	32,165	1,803,492

		3,811,745

Retail-Drug Store - 2.9%

CVS Caremark Corp.	33,595	2,673,826
Walgreen Co.	28,375	1,681,786

		4,355,612

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	25,650	1,917,851

Steel-Producers - 0.4%

Reliance Steel & Aluminum Co.	8,100	554,040

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†	147	1

Telephone-Integrated - 1.2%

AT&T, Inc.	49,990	1,761,648

Tobacco - 1.0%

Altria Group, Inc.	34,065	1,564,946

Transactional Software - 0.6%

Solera Holdings, Inc.	16,500	929,940

Web Portals/ISP - 2.6%

Google, Inc., Class A†	3,315	1,950,579
Google, Inc., Class C†	3,445	1,989,005

		3,939,584

Total Common Stocks
(cost $126,770,657)		144,895,058

EXCHANGE-TRADED FUNDS - 2.0%

SPDR S&P 500 ETF Trust (cost $3,019,443)	15,130	2,980,913

Total Long-Term Investment Securities
(cost $129,790,100)		147,875,971

REPURCHASE AGREEMENTS - 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$675,000	675,000
Barclays Capital PLC Joint Repurchase Agreement(1)	580,000	580,000
BNP Paribas SA Joint Repurchase Agreement(1)	540,000	540,000
Deutsche Bank AG Joint Repurchase Agreement(1)	355,000	355,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	620,000	620,000

Total Repurchase Agreements
(cost $2,770,000)		2,770,000

TOTAL INVESTMENTS
(cost $132,560,100)(2)	99.8%	150,645,971
Other assets less liabilities	0.2	260,353

NET ASSETS —	100.0%	$150,906,324

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ETF  -  Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$8,425,324	$—	$—	$8,425,324
Other Industries*	136,469,734	—	—	136,469,734
Exchange-Traded Funds	2,980,913	—	—	2,980,913
Repurchase Agreements	—	2,770,000	—	2,770,000

Total	$147,875,971	$2,770,000	$—	$150,645,971

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Aerospace/Defense - 1.9%

Lockheed Martin Corp.	32,580	$5,954,972
Northrop Grumman Corp.	41,851	5,514,288

		11,469,260

Agricultural Operations - 0.1%

Bunge, Ltd.	8,680	731,116

Apparel Manufacturers - 0.1%

Michael Kors Holdings, Ltd.†	12,300	878,097

Appliances - 0.3%

Electrolux AB, Series B	67,204	1,777,889

Applications Software - 2.3%

Intuit, Inc.	50,787	4,451,481
Microsoft Corp.	135,967	6,303,430
Verint Systems, Inc.†	60,600	3,369,966

		14,124,877

Banks-Commercial - 1.2%

First Republic Bank	55,259	2,728,689
M&T Bank Corp.	37,816	4,662,335

		7,391,024

Banks-Fiduciary - 0.3%

Northern Trust Corp.	30,215	2,055,526

Banks-Super Regional - 1.2%

PNC Financial Services Group, Inc.	87,868	7,519,743

Beverages-Non-alcoholic - 1.2%

Coca-Cola Co.	52,200	2,226,852
Monster Beverage Corp.†	59,201	5,426,956

		7,653,808

Beverages-Wine/Spirits - 1.0%

Diageo PLC	180,258	5,216,221
Treasury Wine Estates, Ltd.	257,528	956,030

		6,172,251

Brewery - 0.8%

Anheuser-Busch InBev NV ADR	42,249	4,683,302

Building & Construction Products-Misc. - 0.2%

Armstrong World Industries, Inc.†	17,510	980,560

Building-Residential/Commercial - 1.0%

D.R. Horton, Inc.	238,475	4,893,507
Lennar Corp., Class A	37,145	1,442,340

		6,335,847

Cable/Satellite TV - 0.2%

DIRECTV†	13,325	1,152,879

Casino Hotels - 0.6%

Las Vegas Sands Corp.	46,350	2,883,433
Sands China, Ltd.	142,400	742,732

		3,626,165

Cellular Telecom - 0.3%

NTT DOCOMO, Inc.	124,600	2,079,602

Chemicals-Diversified - 0.4%

Celanese Corp., Series A	39,495	2,311,247

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	55,009	4,570,148
Equifax, Inc.	60,067	4,489,407

		9,059,555

Computer Services - 1.5%

Accenture PLC, Class A	74,610	6,067,285
Cognizant Technology Solutions Corp., Class A†	66,795	2,990,412

		9,057,697

Computer Software - 0.9%

Akamai Technologies, Inc.†	96,284	5,757,783

Computers - 1.2%

Apple, Inc.	44,170	4,450,128
Hewlett-Packard Co.	83,590	2,964,937

		7,415,065

Computers-Integrated Systems - 0.5%

Teradata Corp.†	71,710	3,006,083

Computers-Memory Devices - 0.4%

EMC Corp.	75,635	2,213,080

Containers-Paper/Plastic - 0.6%

Packaging Corp. of America	61,380	3,917,272

Cosmetics & Toiletries - 0.2%

Coty, Inc., Class A	70,475	1,166,361

Cruise Lines - 0.3%

Norwegian Cruise Line Holdings, Ltd.†	53,400	1,923,468

Distribution/Wholesale - 1.8%

Fastenal Co.	64,866	2,912,484
Fossil Group, Inc.†	24,400	2,291,160
Rexel SA	53,341	995,427
WESCO International, Inc.†	58,120	4,548,471

		10,747,542

Diversified Banking Institutions - 2.9%

Citigroup, Inc.	76,490	3,963,712
Goldman Sachs Group, Inc.	22,115	4,059,650
JPMorgan Chase & Co.	164,295	9,897,131

		17,920,493

Diversified Financial Services - 0.1%

Julius Baer Group, Ltd.†	11,739	526,884

Diversified Manufacturing Operations - 0.3%

Eaton Corp. PLC	13,500	855,495
Sulzer AG	5,990	737,221

		1,592,716

E-Commerce/Products - 0.1%

Alibaba Group Holding. Ltd. ADR†	8,000	710,800

E-Commerce/Services - 1.4%

Priceline Group, Inc.†	3,000	3,475,740
TripAdvisor, Inc.†	57,012	5,212,037

		8,687,777

E-Services/Consulting - 0.7%

CDW Corp.	131,157	4,072,425

Electric Products-Misc. - 0.7%

AMETEK, Inc.	83,199	4,177,422

Electric-Integrated - 0.8%

PG&E Corp.	42,400	1,909,696
Xcel Energy, Inc.	101,075	3,072,680

		4,982,376

Electronic Components-Semiconductors - 0.3%

Microsemi Corp.†	63,890	1,623,445

Electronic Connectors - 0.7%

Amphenol Corp., Class A	44,113	4,405,124

Electronic Measurement Instruments - 0.6%

Trimble Navigation, Ltd.†	127,560	3,890,580

Engineering/R&D Services - 0.5%

Jacobs Engineering Group, Inc.†	58,501	2,856,019
KBR, Inc.	25,805	485,908

		3,341,927

Entertainment Software - 1.2%

Activision Blizzard, Inc.	346,653	7,206,916

Finance-Consumer Loans - 0.3%

Portfolio Recovery Associates, Inc.†	39,600	2,068,308

Finance-Investment Banker/Broker - 0.3%

Raymond James Financial, Inc.	29,300	1,569,894

Financial Guarantee Insurance - 0.6%

Assured Guaranty, Ltd.	173,808	3,851,585

Food-Confectionery - 0.2%

Hershey Co.	14,796	1,411,982

Gas-Transportation - 0.3%

Snam SpA	308,050	1,704,182

Independent Power Producers - 0.5%

NRG Energy, Inc.	105,728	3,222,589

Industrial Gases - 1.0%

Praxair, Inc.	47,603	6,140,787

Insurance Brokers - 0.9%

Marsh & McLennan Cos., Inc.	105,091	5,500,463

Insurance-Life/Health - 1.6%

Lincoln National Corp.	78,390	4,200,136
Principal Financial Group, Inc.	68,040	3,570,059
Prudential Financial, Inc.	23,695	2,083,738

		9,853,933

Insurance-Multi-line - 1.8%

ACE, Ltd.	44,724	4,690,206
MetLife, Inc.	115,775	6,219,433

		10,909,639

Insurance-Property/Casualty - 1.3%

Fairfax Financial Holdings, Ltd.	7,589	3,400,227
Markel Corp.†	6,890	4,383,074

		7,783,301

Insurance-Reinsurance - 0.2%

Reinsurance Group of America, Inc.	18,010	1,443,141

Internet Content-Entertainment - 1.1%

Facebook, Inc., Class A†	33,895	2,679,061
Pandora Media, Inc.†	155,674	3,761,084

		6,440,145

Internet Content-Information/News - 0.5%

Yelp, Inc.†	44,438	3,032,894

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†	14,092	1,673,284

Internet Security - 0.7%

VeriSign, Inc.†	76,117	4,195,569

Investment Management/Advisor Services - 2.7%

Ameriprise Financial, Inc.	22,345	2,756,926
Artisan Partners Asset Management, Inc., Class A	37,695	1,962,025
BlackRock, Inc.	16,479	5,410,385
Waddell & Reed Financial, Inc., Class A	125,869	6,506,169

		16,635,505

Machinery-Pumps - 0.4%

Flowserve Corp.	35,308	2,489,920

Medical Information Systems - 0.7%

IMS Health Holdings, Inc.†	152,611	3,996,882

Medical Instruments - 0.8%

Medtronic, Inc.	74,719	4,628,842

Medical-Biomedical/Gene - 5.4%

Amgen, Inc.	14,760	2,073,190
Biogen Idec, Inc.†	8,400	2,778,804
Celgene Corp.†	20,900	1,980,902
Gilead Sciences, Inc.†	43,895	4,672,623
Illumina, Inc.†	13,526	2,217,182
Incyte Corp.†	79,718	3,910,168
Medivation, Inc.†	52,950	5,235,166
Regeneron Pharmaceuticals, Inc.†	13,063	4,709,473
Vertex Pharmaceuticals, Inc.†	51,239	5,754,652

		33,332,160

Medical-Drugs - 7.0%

Almirall SA†	61,311	899,840
Bristol-Myers Squibb Co.	306,166	15,669,576
Eli Lilly & Co.	11,820	766,527
Johnson & Johnson	44,189	4,710,105
Merck & Co., Inc.	255,170	15,126,478
Roche Holding AG	16,077	4,767,360
TESARO, Inc.†	28,600	769,912

		42,709,798

Medical-Generic Drugs - 1.5%

Actavis PLC†	38,736	9,346,222

Medical-HMO - 1.9%

Aetna, Inc.	27,960	2,264,760
UnitedHealth Group, Inc.	77,421	6,677,561
WellPoint, Inc.	23,470	2,807,482

		11,749,803

Medical-Hospitals - 0.4%

Universal Health Services, Inc., Class B	25,430	2,657,435

Medical-Wholesale Drug Distribution - 0.9%

Cardinal Health, Inc.	72,958	5,466,013

Metal-Diversified - 0.4%

Rio Tinto PLC ADR	45,025	2,214,330

Motorcycle/Motor Scooter - 1.1%

Harley-Davidson, Inc.	119,619	6,961,826

Multimedia - 0.3%

Quebecor, Inc., Class B	68,400	1,718,627

Networking Products - 1.6%

Cisco Systems, Inc.	400,293	10,075,375

Non-Ferrous Metals - 0.1%

Cameco Corp.	49,400	871,596

Office Furnishings-Original - 1.0%

Herman Miller, Inc.	130,825	3,905,126
Knoll, Inc.	116,950	2,024,405

		5,929,531

Oil & Gas Drilling - 0.5%

Atwood Oceanics, Inc.†	68,023	2,971,925

Oil Companies-Exploration & Production - 5.7%

Anadarko Petroleum Corp.	30,349	3,078,602
BG Group PLC	343,832	6,354,398
Cabot Oil & Gas Corp.	70,040	2,289,608
Canadian Natural Resources, Ltd.	45,965	1,785,281
Cobalt International Energy, Inc.†	27,494	373,918
Continental Resources, Inc.†	42,700	2,838,696
Energen Corp.	45,806	3,309,025
EQT Corp.	36,553	3,346,062
Pioneer Natural Resources Co.	25,726	5,067,250
QEP Resources, Inc.	41,065	1,263,981
Range Resources Corp.	48,319	3,276,511
Southwestern Energy Co.†	50,555	1,766,897

		34,750,229

Oil Companies-Integrated - 1.7%

Chevron Corp.	41,145	4,909,421
Imperial Oil, Ltd.	115,608	5,459,010

		10,368,431

Oil Field Machinery & Equipment - 1.1%

Cameron International Corp.†	51,190	3,397,992
National Oilwell Varco, Inc.	43,345	3,298,555

		6,696,547

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	55,630	2,429,918

Oil-Field Services - 0.7%

Baker Hughes, Inc.	12,595	819,431
Halliburton Co.	36,075	2,327,198
Trican Well Service, Ltd.	102,600	1,200,107

		4,346,736

Power Converter/Supply Equipment - 0.2%

Generac Holdings, Inc.†	23,540	954,312

Real Estate Investment Trusts - 1.1%

AvalonBay Communities, Inc.	18,135	2,556,491
Boston Properties, Inc.	15,560	1,801,225
Plum Creek Timber Co., Inc.	24,120	940,921
Weyerhaeuser Co.	37,245	1,186,626

		6,485,263

Real Estate Management/Services - 0.2%

Realogy Holdings Corp.†	40,385	1,502,322

Retail-Apparel/Shoe - 0.8%

L Brands, Inc.	21,257	1,423,794
PVH Corp.	19,436	2,354,671
Vera Bradley, Inc.†	59,285	1,226,014

		5,004,479

Retail-Appliances - 0.5%

Conn’s, Inc.†	93,435	2,828,277

Retail-Arts & Crafts - 0.3%

Michaels Cos., Inc.†	87,500	1,529,500

Retail-Auto Parts - 1.0%

Advance Auto Parts, Inc.	47,021	6,126,836

Retail-Automobile - 0.7%

CarMax, Inc.†	98,340	4,567,893

Retail-Building Products - 1.3%

Home Depot, Inc.	17,360	1,592,607
Lowe’s Cos., Inc.	126,074	6,671,836

		8,264,443

Retail-Discount - 1.1%

Dollar Tree, Inc.†	53,275	2,987,129
Wal-Mart Stores, Inc.	46,740	3,574,208

		6,561,337

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.	5,463	622,290

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	118,475	7,010,166

Retail-Restaurants - 0.9%

McDonald’s Corp.	58,305	5,527,897

Retail-Vitamins & Nutrition Supplements - 0.2%

GNC Holdings, Inc., Class A	31,425	1,217,405

Schools - 1.1%

American Public Education, Inc.†	105,825	2,856,217
Grand Canyon Education, Inc.†	101,922	4,155,360

		7,011,577

Semiconductor Components-Integrated Circuits - 0.4%

Maxim Integrated Products, Inc.	74,200	2,243,808

Steel-Producers - 0.5%

Reliance Steel & Aluminum Co.	46,700	3,194,280

Television - 0.3%

CBS Corp., Class B	29,445	1,575,308

Tobacco - 0.6%

Imperial Tobacco Group PLC	88,969	3,842,343

Transport-Rail - 1.0%

Canadian National Railway Co.	61,273	4,347,932
Norfolk Southern Corp.	14,770	1,648,332

		5,996,264

Transport-Services - 2.0%

FedEx Corp.	20,150	3,253,217
United Parcel Service, Inc., Class B	92,910	9,132,124

		12,385,341

Web Hosting/Design - 0.7%

Web.com Group, Inc.†	221,580	4,422,737

Web Portals/ISP - 0.4%

Google, Inc., Class C†	4,585	2,647,196

Wire & Cable Products - 0.9%

Belden, Inc.	86,652	5,547,461

Wireless Equipment - 0.3%

Motorola Solutions, Inc.	26,382	1,669,453

Total Common Stocks
(cost $588,269,950)		600,233,519

EXCHANGE-TRADED FUNDS - 0.1%

iShares Russell 1000 Value ETF
(cost $894,635)	8,905	891,301

Total Long-Term Investment Securities
(cost $589,164,585)		601,124,820

REPURCHASE AGREEMENTS - 1.5%

Bank of America Securities LLC Joint Repurchase Agreement (1)	$2,235,000	2,235,000
Barclays Capital PLC Joint Repurchase Agreement (1)	1,940,000	1,940,000
BNP Paribas SA Joint Repurchase Agreement (1)	1,805,000	1,805,000
Deutsche Bank AG Joint Repurchase Agreement (1)	1,190,000	1,190,000
Royal Bank of Scotland Joint Repurchase Agreement (1)	2,080,000	2,080,000

Total Repurchase Agreements
(cost $9,250,000)		9,250,000

TOTAL INVESTMENTS
(cost $598,414,585)(2)	99.5%	610,374,820
Other assets less liabilities	0.5	2,925,435

NET ASSETS —	100.0%	$613,300,255

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$33,332,160	$—	$—	$33,332,160
Medical-Drugs	42,709,798	—	—	42,709,798
Oil Companies-Exploration & Production	34,750,229	—	—	34,750,229
Other Industries*	489,441,332	—	—	489,441,332
Exchange-Traded Funds	891,301	—	—	891,301
Repurchase Agreements	—	9,250,000	—	9,250,000

Total	$601,124,820	$9,250,000	$—	$610,374,820

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Airlines - 1.3%

Spirit Airlines, Inc.†	241,736	$16,713,627

Appliances - 1.3%

Whirlpool Corp.	116,069	16,905,450

Applications Software - 0.1%

ServiceNow, Inc.†	17,600	1,034,528

Audio/Video Products - 0.9%

Harman International Industries, Inc.	119,774	11,742,643

Auto/Truck Parts & Equipment-Original - 0.7%

Tenneco, Inc.†	169,452	8,864,034

Beverages-Non-alcoholic - 1.0%

Monster Beverage Corp.†	139,200	12,760,464

Brewery - 1.0%

Anheuser-Busch InBev NV ADR	123,760	13,718,796

Building & Construction Products-Misc. - 0.7%

Owens Corning	314,428	9,983,089

Building-Residential/Commercial - 0.8%

Lennar Corp., Class A	259,600	10,080,268

Chemicals-Specialty - 0.6%

Platform Specialty Products Corp.†	329,228	8,237,285

Coffee - 1.6%

Keurig Green Mountain, Inc.	164,333	21,384,653

Computer Services - 1.2%

IHS, Inc., Class A†	131,297	16,437,071

Computer Software - 1.0%

Akamai Technologies, Inc.†	221,381	13,238,584

Computers - 8.6%

Apple, Inc.	1,140,255	114,880,691

Computers-Memory Devices - 0.9%

SanDisk Corp.	129,149	12,650,144

Diagnostic Equipment - 0.7%

Cepheid†	224,866	9,900,850

Distribution/Wholesale - 1.7%

HD Supply Holdings, Inc.†	522,331	14,238,743
WESCO International, Inc.†	100,162	7,838,678

		22,077,421

Diversified Financial Services - 0.9%

Julius Baer Group, Ltd.	263,269	11,816,358

Diversified Manufacturing Operations - 1.9%

Danaher Corp.	169,125	12,850,118
Textron, Inc.	351,193	12,639,436

		25,489,554

E-Commerce/Products - 4.6%

Alibaba Group Holding. Ltd. ADR†	218,944	19,453,175
Amazon.com, Inc.†	92,839	29,935,007
Honest Company, Inc.†(1)(3)(4)	41,843	1,132,159
Zalando SE†	30,666	832,753
zulily, Inc., Class A†	272,800	10,336,392

		61,689,486

E-Commerce/Services - 3.6%

Netflix, Inc.†	51,966	23,446,020
Priceline Group, Inc.†	21,504	24,914,104

		48,360,124

Electric Products-Misc. - 3.9%

Mobileye NV†(2)(3)(4)	981,110	52,577,685

Electronic Components-Semiconductors - 1.5%

First Solar, Inc.†	192,929	12,696,658
SunEdison, Inc.†	354,255	6,688,334

		19,384,992

Electronic Design Automation - 1.3%

Cadence Design Systems, Inc.†	1,041,244	17,919,809

Electronics-Military - 1.0%

Safran SA	205,162	13,314,097

Enterprise Software/Service - 0.7%

Tyler Technologies, Inc.†	103,884	9,183,346

Entertainment Software - 1.3%

Activision Blizzard, Inc.	812,720	16,896,449

Filtration/Separation Products - 0.9%

Pall Corp.	150,375	12,586,387

Food-Dairy Products - 0.6%

WhiteWave Foods Co., Class A†	206,290	7,494,516

Food-Retail - 0.5%

Sprouts Farmers Market, Inc.†	226,751	6,591,652

Hazardous Waste Disposal - 0.9%

Clean Harbors, Inc.†	211,254	11,390,816

Heart Monitors - 0.8%

HeartWare International, Inc.†	144,983	11,255,030

Hotels/Motels - 1.8%

Starwood Hotels & Resorts Worldwide, Inc.	156,244	13,001,063
Wyndham Worldwide Corp.	132,110	10,735,259

		23,736,322

Human Resources - 0.9%

Manpowergroup, Inc.	174,087	12,203,499

Industrial Audio & Video Products - 0.7%

Imax Corp.†	338,931	9,307,045

Industrial Automated/Robotic - 1.1%

Cognex Corp.†	373,741	15,050,550

Internet Content-Entertainment - 3.3%

Facebook, Inc., Class A†	550,522	43,513,259

Internet Content-Information/News - 0.9%

Yelp, Inc.†	184,655	12,602,704

Internet Infrastructure Software - 1.4%

F5 Networks, Inc.†	161,132	19,132,814

Investment Management/Advisor Services - 1.5%

Artisan Partners Asset Management, Inc., Class A	143,715	7,480,366
BlackRock, Inc.	39,038	12,816,956

		20,297,322

Lighting Products & Systems - 1.1%

Acuity Brands, Inc.	122,321	14,398,405

Medical Information Systems - 1.1%

Cerner Corp.†	246,837	14,704,080

Medical Instruments - 1.3%

DexCom, Inc.†	430,632	17,220,974

Medical Labs & Testing Services - 0.8%

Covance, Inc.†	138,283	10,882,872

Medical-Biomedical/Gene - 6.3%

Amgen, Inc.	105,849	14,867,551
Celgene Corp.†	216,513	20,521,102
Gilead Sciences, Inc.†	262,322	27,924,177
Incyte Corp.†	115,866	5,683,227
Regeneron Pharmaceuticals, Inc.†	43,409	15,649,813

		84,645,870

Medical-Drugs - 4.3%

AstraZeneca PLC	155,271	11,180,037
Bristol-Myers Squibb Co.	551,004	28,200,385
H. Lundbeck A/S	157,938	3,526,676
Salix Pharmaceuticals, Ltd.†	93,236	14,567,193

		57,474,291

Medical-Generic Drugs - 1.6%

Actavis PLC†	88,512	21,356,175

Motorcycle/Motor Scooter - 1.2%

Harley-Davidson, Inc.	278,472	16,207,070

Oil Companies-Exploration & Production - 2.8%

Cobalt International Energy, Inc.†	203,962	2,773,883
Energen Corp.	153,863	11,115,063
Pioneer Natural Resources Co.	119,666	23,570,612

		37,459,558

Physicians Practice Management - 1.0%

Envision Healthcare Holdings, Inc.†	369,438	12,812,110

Retail-Apparel/Shoe - 1.7%

Kate Spade & Co.†	438,400	11,499,232
Ross Stores, Inc.	155,554	11,756,771

		23,256,003

Retail-Auto Parts - 1.2%

Advance Auto Parts, Inc.	126,698	16,508,749

Retail-Building Products - 2.2%

Lowe’s Cos., Inc.	555,388	29,391,133

Retail-Restaurants - 5.2%

Bloomin’ Brands, Inc.†	471,472	8,646,797
Buffalo Wild Wings, Inc.†	58,654	7,875,473
Chipotle Mexican Grill, Inc.†	25,116	16,742,074
Panera Bread Co., Class A†	111,353	18,119,360
Starbucks Corp.	237,979	17,957,895

		69,341,599

Satellite Telecom - 0.7%

DigitalGlobe, Inc.†	317,619	9,052,141

Semiconductor Components-Integrated Circuits - 1.8%

NXP Semiconductor NV†	346,033	23,679,038

Transport-Rail - 1.1%

Kansas City Southern	116,186	14,081,743

Web Hosting/Design - 1.0%

Equinix, Inc.†	63,390	13,469,107

Web Portals/ISP - 1.5%

Dropbox, Inc., Class B†(1)(3)(4)	353,044	6,171,209
Google, Inc., Class C†	23,471	13,551,217

		19,722,426

Total Common Stocks
(cost $1,073,595,230)		1,308,066,758

CONVERTIBLE PREFERRED SECURITIES - 2.0%
Computers-Memory Devices - 0.2%

Pure Storage, Inc., Series F†(1)(3)(4)	177,438	2,790,372

Data Processing/Management - 0.2%

Cloudera, Inc., Series F†(1)(3)(4)	129,662	3,209,653

E-Commerce/Products - 0.5%

Honest Company, Inc., Series C†(1)(3)(4)	97,634	2,641,712
One Kings Lane, Inc., Series E†(1)(3)(4)	291,563	4,463,830

		7,105,542

E-Commerce/Services - 0.7%

Uber Technologies, Inc., Series D†(1)(3)(4)	149,952	9,304,852

Electronic Forms - 0.2%

Docusign, Inc., Series B†(1)(3)(4)	8,662	134,954
Docusign, Inc., Series B-1†(1)(3)(4)	2,594	40,414
Docusign, Inc., Series D†(1)(3)(4)	6,224	96,970
Docusign, Inc., Series E†(1)(3)(4)	160,967	2,507,866

		2,780,204

Internet Infrastructure Software - 0.2%

New Relic, Inc., Series F†(1)(3)(4)	70,830	2,049,395

Total Convertible Preferred Securities
(cost $25,512,674)		27,240,018

Total Long-Term Investment Securities
(cost $1,099,107,904)		1,335,306,776

REPURCHASE AGREEMENTS - 1.1%

Bank of America Securities LLC Joint Repurchase Agreement(5)	$3,640,000	3,640,000
Barclays Capital PLC Joint Repurchase Agreement(5)	3,170,000	3,170,000
BNP Paribas SA Joint Repurchase Agreement(5)	2,945,000	2,945,000
Deutsche Bank AG Joint Repurchase Agreement(5)	1,945,000	1,945,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	3,400,000	3,400,000

Total Repurchase Agreements
(cost $15,100,000)		15,100,000

TOTAL INVESTMENTS
(cost $1,114,207,904)(6)	101.1%	1,350,406,776
Liabilities in excess of other assets	(1.1)	(15,230,883)

NET ASSETS —	100.0%	$1,335,175,893

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation pinputs; see Note 2.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Capital Appreciation Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	353,044	$3,195,650	$6,171,209	$17.48	0.5%
Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,132,159	27.06	0.1
Mobileye NV	08/13/2013	981,110	6,848,148	52,577,685	53.59	3.9
Convertible Preferred Securities
Cloudera, Inc. Series F	02/05/2014	129,662	1,887,879	3,209,653	24.75	0.2
Docusign, Inc. Series B	02/28/2014	8,662	113,753	134,954	15.58	0.0
Docusign, Inc. Series B-1	02/28/2014	2,594	34,065	40,414	15.58	0.0
Docusign, Inc. Series D	02/28/2014	6,224	81,736	96,970	15.58	0.0
Docusign, Inc. Series E	02/28/2014	160,967	2,113,883	2,507,866	15.58	0.2
Honest Company, Inc. Series C	08/20/2014	97,634	2,641,712	2,641,712	27.06	0.2
New Relic, Inc. Series F	04/16/2014	70,830	2,049,395	2,049,395	28.93	0.2
One Kings Lane, Inc. Series E	01/28/2014	291,563	4,495,027	4,463,830	15.31	0.3
Pure Storage, Inc. Series F	04/16/2014	177,438	2,790,372	2,790,372	15.73	0.2
Uber Technologies, Inc. Series D	06/05/2014	149,952	9,304,852	9,304,852	62.05	0.7

				$87,121,071		6.5%

(4)	Illiquid security. At September 30, 2014, the aggregate value of these securities was $87,121,071 representing 6.5% of net assets.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

ADR   - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Computers	$114,880,691	$—	$—	$114,880,691
E-Commerce/Products	60,557,327	—	1,132,159	61,689,486
Electric Products-Misc.	—	52,577,685	—	52,577,685
Medical-Biomedical/Gene	84,645,870	—	—	84,645,870
Retail-Restaurants	69,341,599	—	—	69,341,599
Web Portals/ISP	13,551,217	—	6,171,209	19,722,426
Other Industries*	905,209,001	—	—	905,209,001
Convertible Preferred Securities	—	—	27,240,018	27,240,018
Repurchase Agreements	—	15,100,000	—	15,100,000

Total	$1,248,185,705	$67,677,685	$34,543,386	$1,350,406,776

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of 12/31/2013	$4,162,978	$7,631,074	$367,882
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	2,008,231	1,758,541	—
Change in unrealized depreciation(1)	—	(814,123)	(363,463)
Net purchases	1,132,159	25,512,674	—
Net sales	—	(6,848,148)	(4,419)
Transfers in of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 09/30/2014	$7,303,368	$27,240,018	$—

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2014 includes:

	Common Stocks	Convertible Preferred Securities	Warrants
	$2,008,231	$1,727,344	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 9/30/14	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$1,132,159	Market Approach	Transaction Price*	$27.0573
	$6,171,209	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Transaction Price of New Share Offering*	$19.1000 – $19.1012 ($19.1006)
			Enterprise Value/Revenue Multiple*	12.46x – 14.10x (13.28x)
			Discount for Lack of Marketability	10.0%–15.0% (12.5%)
			OPM assumptions:
			Volatility*	45.0%
			Term to liquidity event in years*	1.0
			Risk-free rate*	0.11%
			Weighted Average Cost of Capital	17.0%
			Perpetual Growth Rate*	3.0%
Convertible Preferred Securities	$16,786,331	Market Approach	Transaction Price*	$15.72590 – $62.0522 ($33.4424)
	$3,209,653	Market Approach	Implied Enterprise Value from a Market Transaction*	$27.83
			2016 Estimate Revenue Multiple*	7.25x
			Discount for Lack of Marketability	10.0%
	$2,780,204	Market Approach	2015 Estimate Revenue Multiple*	8.34x
			Discount for Lack of Marketability	10.00%
	$4,463,830	Market Approach with	Last Twelve Months Revenue Multiple”	1.50x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	2.0
			Risk-free rate	0.5792%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.9%
Agricultural Chemicals - 1.7%

Mosaic Co.	89,702	$3,983,666

Coal - 2.8%

CONSOL Energy, Inc.	93,478	3,539,077
Mongolian Mining Corp.†	27,309,820	3,059,885

		6,598,962

Diversified Minerals - 5.2%

Anglo American PLC	249,917	5,607,317
BHP Billiton PLC	101,154	2,812,357
Teck Resources, Ltd., Class B	190,300	3,603,967

		12,023,641

Electronic Components-Semiconductors - 1.7%

First Solar, Inc.†	60,287	3,967,487

Engineering/R&D Services - 1.9%

KBR, Inc.	230,960	4,348,977

Gold Mining - 2.4%

Alamos Gold, Inc.	118,876	946,253
Medusa Mining, Ltd.†	1,813,013	1,325,466
New Gold, Inc.†	529,473	2,673,839
Regis Resources, Ltd.†	498,421	678,590

		5,624,148

Machinery-Construction & Mining - 1.9%

Caterpillar, Inc.	44,123	4,369,501

Metal-Copper - 2.7%

First Quantum Minerals, Ltd.	321,787	6,211,916

Metal-Diversified - 9.8%

Boliden AB	319,173	5,179,484
MMG, Ltd.	4,648,000	1,628,178
Rio Tinto PLC	226,524	11,132,560
Vedanta Resources PLC	298,542	4,832,555

		22,772,777

Metal-Iron - 3.8%

Fortescue Metals Group, Ltd.	1,548,436	4,717,952
Vale SA ADR	371,753	4,093,001

		8,810,953

Oil & Gas Drilling - 1.3%

Patterson-UTI Energy, Inc.	90,673	2,949,593

Oil Companies-Exploration & Production - 27.3%

Anadarko Petroleum Corp.	25,221	2,558,418
Apache Corp.	60,197	5,650,692
Beach Energy, Ltd.	2,768,129	3,417,327
BG Group PLC	681,839	12,601,143
Cabot Oil & Gas Corp.	93,291	3,049,683
Cimarex Energy Co.	26,235	3,319,515
Cobalt International Energy, Inc.†	153,998	2,094,373
ConocoPhillips	36,479	2,791,373
DNO ASA†	1,200,460	3,755,671
Energen Corp.	40,779	2,945,875
EOG Resources, Inc.	42,655	4,223,698
Oil Search, Ltd.	462,187	3,609,638
Ophir Energy PLC†	966,042	3,591,065
Pioneer Natural Resources Co.	25,284	4,980,189
Southwestern Energy Co.†	54,212	1,894,709
Tullow Oil PLC	283,615	2,963,298

		63,446,667

Oil Companies-Integrated - 19.9%

Chevron Corp.	46,773	5,580,954
Exxon Mobil Corp.	88,496	8,323,049
Galp Energia SGPS SA	309,670	5,033,828
Imperial Oil, Ltd.	166,977	7,884,654
PetroChina Co., Ltd., Class H	3,478,520	4,457,430
Petroleo Brasileiro SA ADR	63,921	907,039
Rosneft OAO GDR	237,101	1,381,587
Royal Dutch Shell PLC, Class A	332,175	12,700,654

		46,269,195

Oil-Field Services - 3.9%

Baker Hughes, Inc.	59,045	3,841,468
Halliburton Co.	81,091	5,231,180

		9,072,648

Pipelines - 3.2%

Enbridge, Inc.	106,732	5,110,328
Kinder Morgan, Inc.	60,455	2,317,845

		7,428,173

Precious Metals - 0.9%

Umicore SA	49,927	2,184,094

Rubber & Vinyl - 0.9%

JSR Corp.	120,800	2,107,047

Steel Pipe & Tube - 2.0%

Vallourec SA	102,133	4,696,858

Steel-Producers - 1.6%

POSCO ADR	50,263	3,814,962

Total Common Stocks
(cost $237,266,269)		220,681,265

PREFERRED SECURITIES - 1.1%
Oil Companies-Integrated - 1.1%

Petroleo Brasileiro SA ADR (cost $2,241,144)	177,671	2,645,521

Total Long-Term Investment Securities
(cost $239,507,413)		223,326,786

REPURCHASE AGREEMENTS - 2.0%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$1,100,000	1,100,000
Barclays Capital PLC Joint Repurchase Agreement(1)	955,000	955,000
BNP Paribas SA Joint Repurchase Agreement(1)	885,000	885,000
Deutsche Bank AG Joint Repurchase Agreement(1)	585,000	585,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	1,020,000	1,020,000

Total Repurchase Agreements
(cost $4,545,000)		4,545,000

TOTAL INVESTMENTS
(cost $244,052,413)(2)	98.0%	227,871,786
Other assets less liabilities	2.0	4,766,456

NET ASSETS —	100.0%	$232,638,242

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depository Receipt

GDR  - Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Diversified Minerals	$12,023,641	$—	$—	$12,023,641
Metal-Diversified	22,772,777	—	—	22,772,777
Oil Companies - Exploration & Production	63,446,667	—	—	63,446,667
Oil Companies - Integrated	46,269,195	—	—	46,269,195
Other Industries*	76,168,985	—	—	76,168,985
Preferred Securities	2,645,521	—	—	2,645,521
Repurchase Agreements	—	4,545,000	—	4,545,000

Total	$223,326,786	$4,545,000	$—	$227,871,786

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 63.2%
Aerospace/Defense - 0.4%

TransDigm Group, Inc.	530	$97,695

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	2,130	224,928

Apparel Manufacturers - 0.7%

Ralph Lauren Corp.	900	148,257

Applications Software - 2.8%

Intuit, Inc.	1,980	173,547
Microsoft Corp.	7,040	326,374
salesforce.com, Inc.†	1,970	113,334

		613,255

Banks-Commercial - 0.3%

Zions Bancorporation	2,070	60,154

Banks-Super Regional - 2.3%

PNC Financial Services Group, Inc.	2,310	197,690
Wells Fargo & Co.	5,760	298,771

		496,461

Beverages-Non-alcoholic - 1.1%

Monster Beverage Corp.†	2,525	231,467

Cable/Satellite TV - 0.7%

DIRECTV†	1,700	147,084

Chemicals-Diversified - 0.8%

Dow Chemical Co.	3,390	177,772

Coatings/Paint - 0.7%

Sherwin-Williams Co.	700	153,293

Commercial Services-Finance - 2.1%

Automatic Data Processing, Inc.	2,350	195,238
Equifax, Inc.	1,870	139,764
MasterCard, Inc., Class A	1,850	136,752

		471,754

Computer Services - 1.1%

Accenture PLC, Class A	1,760	143,123
Cognizant Technology Solutions Corp., Class A†	2,380	106,553

		249,676

Computer Software - 0.5%

Akamai Technologies, Inc.†	1,960	117,208

Computers - 2.5%

Apple, Inc.	5,370	541,027

Computers-Integrated Systems - 0.5%

Jack Henry & Associates, Inc.	1,885	104,919

Consulting Services - 0.8%

Genpact, Ltd.†	5,690	92,861
Verisk Analytics, Inc., Class A†	1,520	92,553

		185,414

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	2,870	127,772

Cosmetics & Toiletries - 1.4%

Coty, Inc., Class A	7,300	120,815
Estee Lauder Cos., Inc., Class A	2,640	197,261

		318,076

Diversified Banking Institutions - 2.3%

Citigroup, Inc.	3,625	187,848
JPMorgan Chase & Co.	5,435	327,404

		515,252

Diversified Manufacturing Operations - 1.7%

Dover Corp.	1,450	116,478
Eaton Corp. PLC	1,580	100,125
Illinois Tool Works, Inc.	1,790	151,112

		367,715

E-Commerce/Products - 0.8%

Amazon.com, Inc.†	540	174,118

E-Commerce/Services - 0.9%

Priceline Group, Inc.†	170	196,958

Electric Products-Misc. - 0.5%

AMETEK, Inc.	2,050	102,930

Electric-Integrated - 1.2%

American Electric Power Co., Inc.	2,390	124,782
NextEra Energy, Inc.	1,060	99,513
Pinnacle West Capital Corp.	830	45,351

		269,646

Electronic Components-Semiconductors - 0.8%

Intel Corp.	5,230	182,109

Entertainment Software - 0.5%

Activision Blizzard, Inc.	5,250	109,147

Food-Misc./Diversified - 0.9%

Mondelez International, Inc., Class A	5,500	188,457

Insurance Brokers - 0.8%

Aon PLC	1,950	170,956

Insurance-Life/Health - 0.7%

Prudential Financial, Inc.	1,670	146,860

Insurance-Multi-line - 1.2%

ACE, Ltd.	1,090	114,308
Hartford Financial Services Group, Inc.	2,320	86,420
MetLife, Inc.	1,070	57,481

		258,209

Investment Management/Advisor Services - 1.3%

Ameriprise Financial, Inc.	1,480	182,602
BlackRock, Inc.	330	108,346

		290,948

Medical Information Systems - 0.5%

Cerner Corp.†	1,920	114,374

Medical Products - 0.5%

Zimmer Holdings, Inc.	1,100	110,605

Medical-Biomedical/Gene - 2.4%

Gilead Sciences, Inc.†	2,490	265,060
Regeneron Pharmaceuticals, Inc.†	340	122,577
Vertex Pharmaceuticals, Inc.†	1,260	141,511

		529,148

Medical-Drugs - 3.6%

Bristol-Myers Squibb Co.	4,570	233,893
Eli Lilly & Co.	2,490	161,476
Merck & Co., Inc.	4,970	294,622
Salix Pharmaceuticals, Ltd.†	710	110,930

		800,921

Medical-Generic Drugs - 0.8%

Actavis PLC†	710	171,309

Medical-HMO - 1.4%

Aetna, Inc.	1,370	110,970
UnitedHealth Group, Inc.	2,160	186,300

		297,270

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	975	189,803

Multimedia - 1.2%

Time Warner, Inc.	2,010	151,172
Viacom, Inc., Class B	1,450	111,563

		262,735

Networking Products - 0.5%

Cisco Systems, Inc.	4,600	115,782

Oil Companies-Exploration & Production - 1.7%

Anadarko Petroleum Corp.	1,665	168,897
Chesapeake Energy Corp.	3,130	71,959
EOG Resources, Inc.	1,290	127,736

		368,592

Oil Companies-Integrated - 2.4%

Chevron Corp.	1,975	235,657
Exxon Mobil Corp.	2,060	193,743
Phillips 66	1,270	103,264

		532,664

Oil-Field Services - 1.0%

Baker Hughes, Inc.	770	50,096
Halliburton Co.	2,660	171,597

		221,693

Physicians Practice Management - 0.4%

Envision Healthcare Holdings, Inc.†	2,480	86,006

Publishing-Periodicals - 0.5%

Nielsen NV	2,330	103,289

Real Estate Investment Trusts - 0.4%

American Capital Agency Corp.	3,970	84,362

Rental Auto/Equipment - 0.4%

Hertz Global Holdings, Inc.†	3,240	82,264

Retail-Apparel/Shoe - 1.5%

PVH Corp.	1,480	179,302
Ross Stores, Inc.	2,060	155,695

		334,997

Retail-Building Products - 1.0%

Lowe’s Cos., Inc.	4,145	219,353

Retail-Discount - 1.7%

Costco Wholesale Corp.	1,550	194,246
Dollar Tree, Inc.†	3,110	174,378

		368,624

Retail-Drug Store - 1.9%

CVS Health Corp.	3,255	259,066
Walgreen Co.	2,675	158,547

		417,613

Semiconductor Components-Integrated Circuits - 0.8%

QUALCOMM, Inc.	2,480	185,430

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	790	54,036

Telephone-Integrated - 0.8%

AT&T, Inc.	4,830	170,209

Tobacco - 0.7%

Altria Group, Inc.	3,285	150,913

Transactional Software - 0.4%

Solera Holdings, Inc.	1,560	87,922

Web Portals/ISP - 1.7%

Google, Inc., Class A†	310	182,407
Google, Inc., Class C†	330	190,529

		372,936

Total Common Stocks (cost $12,816,815)		13,872,367

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.7%
Insurance-Mutual - 0.4%

Liberty Mutual Insurance Co. 7.88% due 10/15/2026*	$75,000	92,566

Insurance-Property/Casualty - 0.3%

ACE Capital Trust II 9.70% due 04/01/2030	50,000	73,375

Total Preferred Securities/Capital Securities
(cost $133,469)		165,941

U.S. CORPORATE BONDS & NOTES - 2.9%
Agricultural Operations - 0.3%

Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	53,000	57,765

Airlines - 0.5%

Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	25,282	28,064

Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	54,649

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	22,021	25,291

		108,004

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	37,766

Diversified Banking Institutions - 0.7%

JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	44,049

Morgan Stanley Senior Notes 5.45% due 01/09/2017	100,000	108,619

		152,668

Electric-Integrated - 0.2%

Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	$35,000	38,213
Duke Energy Carolinas LLC 1st Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	11,096

		49,309

Finance-Credit Card - 0.1%

Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,201

Investment Management/Advisor Services - 0.0%

Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	3,000	3,399

Multimedia - 0.1%

News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	30,995

Real Estate Investment Trusts - 0.5%

Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	26,667
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	16,568
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	42,728
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,312
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	17,709

		114,984

Transport-Services - 0.3%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	64,954	75,346

Total U.S. Corporate Bonds & Notes
(cost $567,017)		641,437

U.S. GOVERNMENT AGENCIES - 11.1%
Federal Home Loan Mtg. Corp. - 3.3%

4.00% due October 30 TBA	300,000	315,844
4.50% due 02/01/2039	171,709	185,320
5.50% due October 30 TBA	200,000	222,187

		723,351

Federal National Mtg. Assoc. - 5.4%

3.50% due October 30 TBA	50,000	51,105
4.50% due October 30 TBA	900,000	971,016
5.00% due 03/01/2019	67,539	71,942
5.00% due 04/01/2019	18,531	19,751
6.00% due 06/01/2040	53,583	60,668

		1,174,482

Government National Mtg. Assoc. - 2.4%

5.00% due 11/15/2034	50,513	55,877
5.00% due 11/15/2035	42,640	47,164
6.00% due October 30 TBA	200,000	225,437
6.50% due 09/15/2023	3,473	3,938
6.50% due 10/15/2023	503	570
6.50% due 11/15/2023	31,002	35,146
6.50% due 12/15/2023	51,027	57,847
6.50% due 09/15/2028	3,400	3,855
6.50% due 11/15/2028	12,472	14,139
6.50% due 10/15/2031	1,092	1,241
6.50% due 02/15/2035	33,382	38,948
7.00% due 01/15/2033	5,475	6,485
7.00% due 05/15/2033	32,971	38,853

		529,500

Total U.S. Government Agencies
(cost $2,371,635)		2,427,333

U.S. GOVERNMENT TREASURIES - 20.3%
United States Treasury Bonds - 3.2%

2.88% due 05/15/2043	310,000	290,383
3.38% due 05/15/2044	65,000	67,112
3.63% due 02/15/2044	20,000	21,613
4.38% due 11/15/2039	40,000	48,806
4.63% due 02/15/2040	210,000	265,978

		693,892

United States Treasury Notes - 17.1%

0.25% due 09/30/2015	230,000	230,270
0.25% due 11/30/2015	335,000	335,209
0.38% due 06/30/2015	20,000	20,046
0.38% due 08/31/2015	50,000	50,127
0.50% due 07/31/2016	50,000	50,006
1.00% due 05/31/2018	500,000	492,539
1.25% due 10/31/2015	300,000	303,492
1.25% due 11/30/2018	175,000	172,594
1.38% due 09/30/2018	170,000	168,938
1.50% due 01/31/2019	120,000	119,250
1.63% due 07/31/2019	300,000	298,125
1.63% due 08/15/2022	405,000	384,560
1.63% due 11/15/2022	70,000	66,156
1.75% due 05/15/2023	30,000	28,434
2.38% due 08/15/2024	60,000	59,306
2.75% due 11/15/2023	105,000	107,625
2.75% due 02/15/2024	345,000	353,113

3.88% due 05/15/2018	300,000	326,508
4.63% due 02/15/2017	175,000	190,695

		3,756,993

Total U.S. Government Treasuries
(cost $4,344,102)		4,450,885

Total Long-Term Investment Securities
(cost $20,233,038)		21,557,963

REPURCHASE AGREEMENTS - 10.0%

Bank of America Securities LLC Joint Repurchase Agreement(1)	535,000	535,000
Barclays Capital PLC Joint Repurchase Agreement(1)	455,000	455,000
BNP Paribas SA Joint Repurchase Agreement(1)	425,000	425,000
Deutsche Bank AG Joint Repurchase Agreement(1)	280,000	280,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	490,000	490,000

Total Repurchase Agreements
(cost $2,185,000)		2,185,000

TOTAL INVESTMENTS
(cost $22,418,038)(2)	108.2%	23,742,963
Liabilities in excess of other assets	(8.2)	(1,807,432)

NET ASSETS —	100.0%	$21,935,531

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $150,331 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
4	Short	S&P 500 E-Mini Index	December 2014	$395,240	$393,100	$2,140
1	Short	U.S. Treasury 10 Year Note	December 2014	125,125	124,641	484

						$2,624

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$13,872,367	$—	$—	$13,872,367
Preferred Securities/Capital Securities	—	165,941	—	165,941
U.S. Corporate Bonds & Notes	—	641,437	—	641,437
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	1,174,482	—	1,174,482
Other Government Agencies*	—	1,252,851	—	1,252,851
U.S. Government Treasuries:
United States Treasury Bonds	—	693,892	—	693,892
United States Treasury Notes	—	3,756,993	—	3,756,993
Repurchase Agreements	—	2,185,000	—	2,185,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	2,624	—	—	2,624

Total	$13,874,991	$9,870,596	$—	$23,745,587

*	Sum of all other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2014 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
COMMON STOCKS - 66.1%
Advertising Agencies - 0.6%

Alliance Data Systems Corp.†	505	$125,376

Aerospace/Defense - 1.1%

Raytheon Co.	1,180	119,912
Teledyne Technologies, Inc.†	1,209	113,658

		233,570

Airlines - 1.1%

easyJet PLC†	3,814	87,985
International Consolidated Airlines Group SA†	12,670	75,402
United Continental Holdings, Inc.†	1,390	65,038

		228,425

Apparel Manufacturers - 0.7%

VF Corp.	2,340	154,510

Applications Software - 2.2%

Microsoft Corp.	7,500	347,700
salesforce.com, Inc.†	1,895	109,019

		456,719

Auto-Cars/Light Trucks - 1.4%

Ford Motor Co.	6,350	93,917
General Motors Co.	1,960	62,602
Isuzu Motors, Ltd.	10,658	150,619

		307,138

Auto/Truck Parts & Equipment-Original - 0.7%

Delphi Automotive PLC	860	52,753
WABCO Holdings, Inc.†	1,094	99,499

		152,252

Banks-Commercial - 3.9%

Alpha Bank AE†	149,454	115,904
Banca Generali SpA	2,895	76,531
CaixaBank SA	15,599	94,985
FinecoBank Banca Fineco SpA†	14,200	76,010
ICICI Bank, Ltd. ADR	3,102	152,308
ING Groep NV†	21,204	302,901

		818,639

Beverages-Non-alcoholic - 0.9%

Monster Beverage Corp.†	1,980	181,507

Brewery - 1.6%

Anheuser-Busch InBev NV	2,723	303,070
Asahi Group Holdings, Ltd.	1,580	45,711

		348,781

Building Products-Cement - 1.3%

CRH PLC	4,417	100,965
Vulcan Materials Co.	2,835	170,752

		271,717

Building-Residential/Commercial - 0.5%

Daiwa House Industry Co., Ltd.	5,545	99,474

Chemicals-Specialty - 0.3%

Brenntag AG	1,172	57,598

Commercial Services-Finance - 0.8%

Equifax, Inc.	2,185	163,307

Computers - 0.7%

Apple, Inc.	1,440	145,080

Computers-Memory Devices - 0.8%

Western Digital Corp.	1,780	173,230

Cosmetics & Toiletries - 0.4%

Estee Lauder Cos., Inc., Class A	1,272	95,044

Distribution/Wholesale - 0.5%

Rexel SA	5,797	108,181

Diversified Banking Institutions - 1.4%

Citigroup, Inc.	2,630	136,286
Mitsubishi UFJ Financial Group, Inc.	22,365	126,472
Societe Generale SA	680	34,716

		297,474

Diversified Financial Services - 0.8%

Julius Baer Group, Ltd.†	3,869	173,653

E-Commerce/Products - 1.7%

Alibaba Group Holding, Ltd. ADR†	1,430	127,055
Amazon.com, Inc.†	395	127,364
Rakuten, Inc.	9,315	107,270

		361,689

E-Commerce/Services - 0.6%

Priceline Group, Inc.†	112	129,761

Electric Products-Misc. - 0.3%

Hitachi, Ltd.	8,000	61,090

Electric-Integrated - 0.4%

Edison International	1,610	90,031

Electronic Components-Misc. - 0.4%

Toshiba Corp.	18,790	87,067

Electronic Components-Semiconductors - 1.4%

Intel Corp.	3,730	129,878
SK Hynix, Inc.†	3,529	156,343

		286,221

Entertainment Software - 0.4%

Activision Blizzard, Inc.	4,185	87,006

Finance-Leasing Companies - 0.6%

ORIX Corp.	9,690	133,677

Finance-Other Services - 0.5%

Hong Kong Exchanges and Clearing, Ltd.	2,900	62,483
Japan Exchange Group, Inc.	1,745	41,415

		103,898

Food-Misc./Diversified - 0.6%

Mondelez International, Inc., Class A	3,945	135,175

Food-Retail - 0.8%

Seven & I Holdings Co., Ltd.	4,450	172,604

Hotel/Motels - 0.5%

Hilton Worldwide Holdings, Inc.†	4,300	105,909

Human Resources - 0.4%

Robert Half International, Inc.	1,920	94,080

Industrial Gases - 1.3%

Air Liquide SA	2,236	272,731

Insurance-Life/Health - 0.4%

Lincoln National Corp.	1,425	76,352

Insurance-Multi-line - 1.0%

Assicurazioni Generali SpA	10,461	220,125

Internet Content-Information/News - 0.3%

M3, Inc.†	3,800	60,980

Investment Companies - 0.2%

Grupo Aval Acciones y Valores ADR†	3,300	44,715

Investment Management/Advisor Services - 2.8%

Ameriprise Financial, Inc.	695	85,749
Artisan Partners Asset Management, Inc., Class A	1,155	60,117
BlackRock, Inc.	965	316,829
Virtus Investment Partners, Inc.	420	72,954
WisdomTree Investments, Inc.†	5,660	64,411

		600,060

Medical Instruments - 0.6%

Olympus Corp.†	3,305	118,579

Medical-Biomedical/Gene - 3.2%

Amgen, Inc.	1,015	142,567
Celgene Corp.†	1,960	185,769
NPS Pharmaceuticals, Inc.†	1,940	50,440
Regeneron Pharmaceuticals, Inc.†	507	182,783
Vertex Pharmaceuticals, Inc.†	980	110,064

		671,623

Medical-Drugs - 6.6%

Alkermes PLC†	2,341	100,359
AstraZeneca PLC	4,334	312,063
Bristol-Myers Squibb Co.	6,929	354,626
Eli Lilly & Co.	2,725	176,716
Merck & Co., Inc.	3,156	187,088
Salix Pharmaceuticals, Ltd.†	330	51,559
Takeda Pharmaceutical Co., Ltd.	1,165	50,647
Zoetis, Inc.	4,680	172,926

		1,405,984

Medical-HMO - 0.6%

Aetna, Inc.	1,555	125,955

Medical-Hospitals - 0.4%

HCA Holdings, Inc.†	1,330	93,792

Medical-Wholesale Drug Distribution - 0.7%

McKesson Corp.	774	150,675

Metal Processors & Fabrication - 0.7%

Assa Abloy AB, Class B	2,865	147,935

Metal-Diversified - 0.6%

Glencore PLC	21,657	120,495

Multimedia - 0.3%

Markit Ltd†	3,150	73,553

Oil Companies-Exploration & Production - 1.8%

Anadarko Petroleum Corp.	1,500	152,160
BG Group PLC	7,487	138,368
Pioneer Natural Resources Co.	425	83,712

		374,240

Oil Companies-Integrated - 2.3%

Imperial Oil, Ltd.	2,630	124,249
Marathon Oil Corp.	3,530	132,693
PetroChina Co., Ltd., Class H	50,000	64,071
Petroleo Brasileiro SA ADR	4,410	62,578
Phillips 66	1,240	100,824

		484,415

Oil-Field Services - 0.2%

Halliburton Co.	785	50,640

Paper & Related Products - 0.5%

International Paper Co.	2,279	108,800

Pipelines - 0.8%

TransCanada Corp.	3,385	174,335

Power Converter/Supply Equipment - 0.7%

Schneider Electric	1,960	150,515

Publishing-Periodicals - 0.6%

Nielsen NV	3,012	133,522

Real Estate Management/Services - 0.4%

CBRE Group, Inc., Class A†	2,650	78,811

Real Estate Operations & Development - 0.9%

Mitsui Fudosan Co., Ltd.	5,980	183,176

Retail-Apparel/Shoe - 0.6%

L Brands, Inc.	1,870	125,253

Retail-Restaurants - 0.8%

Tim Hortons, Inc.	2,235	175,994

Rubber-Tires - 0.5%

Bridgestone Corp.	2,910	96,102

Semiconductor Components-Integrated Circuits - 0.7%

NXP Semiconductor NV†	2,059	140,897

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	5,117	110,578

Telephone-Integrated - 1.1%

Koninklijke KPN NV†	30,904	99,027
SoftBank Corp.	1,800	126,193

		225,220

Transactional Software - 0.3%

Solera Holdings, Inc.	1,045	58,896

Transport-Marine - 0.1%

Tanker Investments, Ltd.†	1,603	15,968

Transport-Rail - 0.7%

Norfolk Southern Corp.	1,310	146,196

Transport-Services - 0.5%

Deutsche Post AG	3,162	101,402

Web Portals/ISP - 2.1%

Baidu, Inc. ADR†	350	76,380
Google, Inc., Class A†	185	108,856
Google, Inc., Class C†	449	259,235

		444,471

Total Common Stocks
(cost $12,954,981)		14,002,868

FOREIGN GOVERNMENT OBLIGATIONS - 29.0%
Sovereign - 29.0%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	100,000	82,331
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	24,550
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	24,224
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	38,013
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	171,407
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	131,984
Federal Republic of Germany Bonds 1.50% due 05/15/2024	EUR	15,000	19,989
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	29,247
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	5,000	9,555
Government of Canada Bonds 1.25% due 02/01/2016	CAD	180,000	161,149
Government of Canada Bonds 1.50% due 08/01/2015	CAD	50,000	44,826
Government of Canada Bonds 1.50% due 06/01/2023	CAD	25,000	21,348
Government of Canada Bonds 1.75% due 03/01/2019	CAD	50,000	45,032
Government of Canada Bonds 1.75% due 09/01/2019	CAD	90,000	80,811
Government of Canada Bonds 2.50% due 06/01/2024	CAD	60,000	55,213
Government of Canada Bonds 4.00% due 06/01/2041	CAD	25,000	27,980
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	111,925
Government of Japan Senior Notes 0.30% due 03/20/2017	JPY	3,650,000	33,453
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	62,418
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	5,450,000	50,076
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	7,750,000	72,885
Government of Japan Senior Notes 1.60% due 03/20/2033	JPY	450,000	4,351
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	4,050,000	39,664
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	2,000,000	19,080
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	75,942
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	20,945
Government of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	152,962
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,230
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	30,162
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	675,000	120,381
Kingdom of Denmark Bonds 2.50% due 11/15/2016	DKK	415,000	74,184
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	20,845
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	320,000	61,038
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	530,000	107,098
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	465,000	120,455
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,331
Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	1,135,000	174,675
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	82,946
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	150,000	24,971
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	1,110,000	193,984

Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	14,242
Kingdom of Spain Bonds 4.70% due 07/30/2041	EUR	10,000	15,513
Kingdom of Spain Senior Notes 5.85% due 01/31/2022	EUR	10,000	16,420
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,100,000	154,167
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	77,839
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	310,000	54,286
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,465,000	235,655
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	23,007
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,628
Republic of France Bonds 1.00% due 05/25/2019	EUR	30,000	39,200
Republic of France Bonds 1.75% due 11/25/2024	EUR	25,000	32,973
Republic of France Notes 2.50% due 01/15/2015	EUR	35,000	44,524
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	15,079
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	27,880
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	7,369
Republic of Italy Notes 3.50% due 03/01/2030*	EUR	20,000	26,868
Republic of Italy Senior Notes 3.75% due 05/01/2021	EUR	20,000	28,649
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	20,000	28,356
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,586
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	82,644
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	30,000	9,781
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	430,000	148,968
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	136,201
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	126,611
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	30,000	22,084
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	430,000	358,554
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	775,000	51,515
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,160,000	77,285
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	2,535,000	211,695
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	200,000	17,315
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	905,000	75,270
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	57,825
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	15,000	24,125
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	65,000	105,241
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	35,000	57,716
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	40,000	64,521
United Kingdom Gilt Treasury Bonds 2.75% due 09/07/2024	GBP	125,000	208,412
United Kingdom Gilt Treasury Notes 3.25% due 01/22/2044	GBP	35,000	58,784
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	20,000	37,582

United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	3,000	5,592
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	61,075
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	74,031
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	217,227
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	239,841
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	46,574
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	36,059
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	13,835
United Mexican States Bonds 10.00% due 12/05/2024	MXN	102,600	9,864
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	11,223

Total Foreign Government Obligations
(cost $6,368,672)			6,146,351

U.S. GOVERNMENT TREASURIES - 1.8%
United States Treasury Bonds - 0.3%

2.88% due 05/15/2043		$10,000	9,367
3.63% due 02/15/2044		20,000	21,613
4.50% due 02/15/2036		25,000	30,855

			61,835

United States Treasury Notes - 1.5%

0.38% due 02/15/2016		115,000	115,144
0.88% due 12/31/2016		75,000	75,199
1.00% due 09/30/2019		65,000	62,501
1.50% due 08/31/2018		50,000	49,977
2.75% due 02/15/2024		15,000	15,353

			318,174

Total U.S. Government Treasuries
(cost $376,785)			380,009

Total Long-Term Investment Securities
(cost $19,700,438)			20,529,228

REPURCHASE AGREEMENTS - 3.4%

Bank of America Securities LLC Joint Repurchase Agreement(2)		185,000	185,000
Barclays Capital PLC Joint Repurchase Agreement(2)		145,000	145,000
BNP Paribas SA Joint Repurchase Agreement(2)		135,000	135,000
Deutsche Bank AG Joint Repurchase Agreement(2)		90,000	90,000
Royal Bank of Scotland Joint Repurchase Agreement(2)		155,000	155,000

Total Repurchase Agreements
(cost $710,000)			710,000

TOTAL INVESTMENTS
(cost $20,410,438)(3)		100.3%	21,239,228
Liabilities in excess of other assets		(0.3)	(69,728)

NET ASSETS —		100.0%	$21,169,500

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $114,812 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

GBP - British Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rand

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
2	Short	Euro Bond	December 2014	$375,870	$378,157	$(2,287)
1	Short	U.S. Treasury Bond	December 2014	137,969	137,906	63

						$(2,224)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	PLN	1,612,000	USD	495,406	10/31/2014	$9,256	$—
	USD	21,128	CHF	20,000	10/31/2014	—	(174)
	USD	31,400	ILS	115,000	10/31/2014	—	(171)

						9,256	(345)

BNP Paribas SA	JPY	97,077,000	USD	892,091	10/31/2014	6,785	—
	USD	27,109	JPY	2,950,000	10/31/2014	—	(206)

						6,785	(206)

Citibank N.A.	CNY	123,000	USD	19,963	10/31/2014	—	(5)
	GBP	315,000	USD	515,508	10/31/2014	4,974	—
	INR	3,520,000	USD	57,350	10/31/2014	794	—
	JPY	18,900,000	USD	172,323	10/31/2014	—	(38)
	NOK	1,503,000	USD	236,259	10/31/2014	2,556	—
	SGD	706,000	USD	556,591	10/31/2014	3,178	—
	USD	152,042	CNY	935,000	10/31/2014	—	(248)
	USD	157,940	EUR	125,000	10/31/2014	—	(29)
	USD	220,936	GBP	135,000	10/31/2014	—	(2,135)
	USD	70,579	NOK	449,000	10/31/2014	—	(764)
	USD	157,675	SGD	200,000	10/31/2014	—	(900)
	USD	92,472	ZAR	1,035,000	10/31/2014	—	(1,173)
	ZAR	5,465,000	USD	488,269	10/31/2014	6,194	—

						17,696	(5,292)

Commonwealth Bank of Australia	USD	82,181	HKD	637,000	10/31/2014	—	(150)

Credit Suisse International	CHF	40,000	USD	42,725	10/31/2014	816	—
	USD	312,959	CHF	293,000	10/31/2014	—	(5,983)

						816	(5,983)

Deutsche Bank AG London	USD	6,394	EUR	5,000	10/31/2014	—	(78)

Goldman Sachs International	NOK	1,503,000	USD	236,123	10/31/2014	2,420	—
	SEK	237,000	USD	32,851	10/31/2014	11	—
	USD	70,695	NOK	450,000	10/31/2014	—	(725)

						2,431	(725)

HSBC Bank USA	DKK	3,046,000	USD	523,909	10/31/2014	7,000	—
	GBP	129,000	USD	209,155	10/31/2014	79	—
	MXN	7,944,000	USD	596,240	10/31/2014	5,945	—
	NOK	55,000	USD	8,543	10/31/2014	—	(9)
	NZD	12,000	USD	9,521	10/31/2014	180	—
	PLN	180,000	USD	54,264	10/31/2014	—	(21)
	SEK	1,938,000	USD	271,085	10/31/2014	2,546	—
	USD	14,145	EUR	11,000	10/31/2014	—	(249)
	USD	14,077	JPY	1,539,000	10/31/2014	—	(41)
	USD	3,753	MXN	50,000	10/31/2014	—	(37)
	USD	61,390	MYR	200,000	10/31/2014	—	(596)
	ZAR	197,000	USD	17,345	10/31/2014	—	(33)

						15,750	(986)

JPMorgan Chase Bank	AUD	8,000	USD	6,987	10/31/2014	—	(3)
	CNY	850,000	USD	137,987	10/31/2014	—	(8)
	EUR	1,235,000	USD	1,580,497	10/31/2014	20,339	—
	KRW	80,890,000	USD	77,626	10/31/2014	1,260	—
	NZD	28,000	USD	22,286	10/31/2014	491	—
	SGD	10,000	USD	7,873	10/31/2014	34	—
	USD	21,107	CHF	20,000	10/31/2014	—	(153)
	USD	40,082	JPY	4,360,000	10/31/2014	—	(321)
	USD	72,194	KRW	75,230,000	10/31/2014	—	(1,171)
	USD	16,049	NOK	103,000	10/31/2014	—	(33)
	USD	38,247	RUB	1,486,000	10/31/2014	—	(839)
	USD	187,860	TWD	5,679,000	10/31/2014	—	(1,145)

						22,124	(3,673)

Morgan Stanley and Co. International PLC	EUR	5,000	USD	6,367	10/31/2014	50	—
	JPY	720,000	USD	6,615	10/31/2014	49	—
	NZD	8,000	USD	6,312	10/31/2014	85	—
	USD	6,743	JPY	733,000	10/31/2014	—	(58)
	USD	6,706	NOK	43,000	10/31/2014	—	(20)

						184	(78)

Royal Bank of Canada	CAD	642,000	USD	577,764	10/31/2014	4,933	—

Royal Bank of Scotland PLC	AUD	639,000	USD	564,352	10/31/2014	6,022	—
	USD	386,833	AUD	438,000	10/31/2014	—	(4,129)

						6,022	(4,129)

Standard Chartered Bank	BRL	419,000	USD	173,141	10/02/2014	1,963	—
	USD	170,951	BRL	419,000	10/02/2014	227	—
	USD	171,612	BRL	419,000	11/04/2014	—	(1,949)

						2,190	(1,949)

UBS AG	BRL	419,000	USD	170,951	10/02/2014	—	(227)
	KRW	10,455,000	USD	10,041	10/31/2014	171	—
	SEK	1,938,000	USD	271,081	10/31/2014	2,543	—
	USD	182,867	BRL	419,000	10/02/2014	—	(11,690)
	USD	6,375	EUR	5,000	10/31/2014	—	(58)

						2,714	(11,975)

Net Unrealized Appreciation/(Depreciation)						$90,901	$(35,569)

AUD - Australian Dollar	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
BRL - Brazilian Real	ILS - Israeli Shekel	PLN - Polish Zloty
CAD - Canadian Dollar	INR - Indian Rupee	RUB - Russian Ruble
CHF - Swiss Franc	JPY - Japenese Yen	SEK - Swedish Krona
CNY - Yuan(Chinese) Renminbi	KRW - South Korean Won	SGD - Singapore Dollar
DKK - Danish Krone	MXN - Mexican Peso	TWD - Taiwan Dollar
EUR - Euro	MYR - Malaysian Ringgit	USD - United States Dollar
GBP - British Pound Sterling	NOK - Norwegian Krone	ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$1,405,984	$—	$—	$1,405,984
Other Industries*	12,596,884	—	—	12,596,884
Foreign Government Obligations:
Sovereign	—	6,146,351	—	6,146,351
U.S. Government Treasuries	—	380,009	—	380,009
Repurchase Agreements	—	710,000	—	710,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	63	—	—	63
Open Forward Foreign Currency Contracts - Appreciation	—	90,901	—	90,901

Total	$14,002,931	$7,327,261	$—	$21,330,192

Liabilities:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$2,287	$—	$—	$2,287
Open Forward Foreign Currency Contracts - Depreciation	—	35,569	—	35,569

Total	$2,287	$35,569	$—	$37,856

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2014 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of September 30, 2014 are reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.98%	$10,405,000
Growth and Income	0.84	675,000
Growth	2.79	2,235,000
Capital Appreciation	4.54	3,640,000
Natural Resources	1.37	1,100,000
Multi-Asset	0.67	535,000
Strategic Multi-Asset	0.23	185,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $80,190,000, a repurchase price of $80,190,002, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	10/31/2017	$82,600,000	$81,845,862

As of September 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.99%	$9,090,000
Growth and Income	0.83	580,000
Growth	2.77	1,940,000
Capital Appreciation	4.53	3,170,000
Natural Resources	1.37	955,000
Multi-Asset	0.65	455,000
Strategic Multi-Asset	0.21	145,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $69,950,000, a repurchase price of $69,950,000, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.75%	10/31/2020	$10,304,000	$10,190,244
U.S. Treasury Notes	3.13	05/15/2019	5,884,000	6,323,476
U.S. Treasury Notes	3.50	05/15/2020	50,000,000	54,880,000

As of September 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.99%	$8,440,000
Growth and Income	0.83	540,000
Growth	2.78	1,805,000
Capital Appreciation	4.53	2,945,000
Natural Resources	1.36	885,000
Multi-Asset	0.65	425,000
Strategic Multi-Asset	0.21	135,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $64,955,000, a repurchase price of $64,955,002, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.00%	08/31/2016	$63,218,000	$66,319,053

As of September 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	13.00%	$5,580,000
Growth and Income	0.83	355,000
Growth	2.77	1,190,000
Capital Appreciation	4.53	1,945,000
Natural Resources	1.36	585,000
Multi-Asset	0.65	280,000
Strategic Multi-Asset	0.21	90,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $42,920,000, a repurchase price of $42,920,006, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	03/31/2018	$44,751,000	$43,843,002

As of September 30, 2014, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	13.00%	$9,740,000
Growth and Income	0.83	620,000
Growth	2.78	2,080,000
Capital Appreciation	4.54	3,400,000
Natural Resources	1.36	1,020,000
Multi-Asset	0.65	490,000
Strategic Multi-Asset	0.21	155,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $74,945,000, a repurchase price of $74,945,010, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	02/28/2015	$50,000,000	$50,588,000
U.S. Treasury Notes	8.50	02/15/2020	19,201,000	25,967,816

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended September 30, 2014, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of September 30, 2014, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended September 30, 2014, the Government and Quality Bond, Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of September 30, 2014, the following Portfolios had open futures contracts: Government and Quality Bond, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since exchange-traded futures contracts are centrally cleared.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended September 30, 2014, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of September 30, 2014, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the period ended September 30, 2014, none of the Portfolios had transactions in written options.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables present the value of derivatives held as of September 30, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of September 30, 2014, please refer to a schedule following the Portfolio of Investments.

	Government and Quality Bond Portfolio
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$33,313

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $7,601,717.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($41,000) as reported in the Portfolio of Investments.

	Multi-Asset Portfolio
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$800	$—
Interest rate contracts
Futures contracts (variation margin)(3)(4)	125	—

	$925	$—

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $475,097.
(3)	The average value outstanding for interest rate futures contracts was $110,967.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,624 as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$63	$446
Foreign exchange contracts(4)	90,901	35,569

	$90,901	$35,952

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $253,856.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,224) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $11,972,231.

Note 4. Federal Income Taxes

As of September 30, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$26,348,390	$(2,599,773)	$23,748,617	$1,376,595,126
Asset Allocation	42,119,273	(2,762,703)	39,356,570	181,501,792
Growth and Income	18,914,814	(913,956)	18,000,858	132,645,113
Growth	33,946,443	(24,067,855)	9,878,588	600,496,232
Capital Appreciation	270,560,846	(35,333,176)	235,227,670	1,115,179,106
Natural Resources	4,957,400	(25,508,247)	(20,550,847)	248,422,633
Multi-Asset	1,579,191	(336,780)	1,242,411	22,500,552
Strategic Multi-Asset	1,369,021	(662,416)	706,605	20,532,623

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2014

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	November 28, 2014